UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 05346)

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2008

Date of reporting period: January 1, 2008 — June 30, 2008

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

Putnam VT Diversified Income Fund

SEMIANNUAL REPORT

June 30, 2008

Putnam VT Diversified Income Fund

Putnam Investments is pleased to provide this semiannual report for shareholders of Putnam Variable Trust, a variable annuity offering you access to 28 funds and a wide range of investment choices. Putnam Variable Trust funds are the underlying investments for the variable insurance product subaccounts.

We are also pleased to announce that Robert L. Reynolds, a leader and visionary in the mutual fund industry, has joined the Putnam leadership team as President and Chief Executive Officer of Putnam Investments, effective July 1, 2008. Charles E. Haldeman, Jr., former President and CEO, will take on the role of Chairman of Putnam Investment Management, LLC, the firm’s fund management company.

Mr. Reynolds brings to Putnam substantial industry experience and an outstanding record of success. He was Vice Chairman and Chief Operating Officer at Fidelity Investments from 2000 to 2007, and President of Fidelity’s Institutional Retirement Group from 1996 to 2000. Mr. Reynolds’ appointment is another example of Putnam’s ongoing efforts to exceed our shareholders’ expectations.

INVESTMENT OBJECTIVE
As high a level of current income as management believes is consistent with preservation of capital

PORTFOLIO
The fund invests across all sectors of the global bond markets and across the credit spectrum

NET ASSET VALUE	June 30, 2008
Class IA	$7.95
Class IB	$7.87

PERFORMANCE SUMMARY

Total return at net asset value	Class	Class
(as of 6/30/08)	IA Shares*	IB Shares**

6 months	–4.20%	–4.14%

1 year	–2.20	–2.23

5 years	29.00	27.69
Annualized	5.22	5.01

10 years	56.13	52.74
Annualized	4.56	4.33

Life	118.99	112.75
Annualized	5.44	5.24

During portions of the periods shown, the fund limited expenses, without which returns would have been lower.

*Commencement of operations September 15, 1993.

**Commencement of operations April 6, 1998. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

CREDIT QUALITY

Aaa	51.04%	Ba	14.26%
Aa	4.87%	B	13.69%
A	3.29%	Other	5.44%
Baa	7.41%

Portfolio composition and credit quality will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/08 and may not reflect trades entered on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The past six months included the most volatile period for the fixed-income credit markets that the portfolio team has seen in 20 years, with some signs of recovery emerging in the latter half of the period. From late 2007 and into early 2008, because of the multiple problems affecting the credit markets, the “flight-to-quality” trade into Treasury and international government securities dominated the marketplace. Many investors fled even the highest quality credit instruments, especially mortgages. The fund’s exposure to subprime securities was minimal during the recent credit crisis, having been sharply reduced as early as November 2006. The fund’s class IA shares had a loss of 4.20% at net asset value for the six months ended June 30, 2008.

As stated, the first three months of 2008 were extremely difficult for the credit markets. In January, the markets faced the additional challenge of a decline in U.S. consumer spending, with domestic unemployment at the highest level we have seen for many years. As news headlines highlighted a series of significant “write-downs” of structured securities and depressed earnings for prominent financial firms in the United States and Europe, global credit markets became increasingly illiquid. Market uncertainty peaked on March 17, with the collapse of Bear Stearns. The Fed’s response to these events was initially cautious, but the extreme pressure on global liquidity forced the Fed to act decisively, cutting the federal funds rate by two and three-quarter percentage points over six Federal Open Market Committee (FOMC) meetings from October 2007 through April 2008. The Fed also employed a number of creative measures in an attempt to restore liquidity to the markets,

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such as extending substantial credit to commercial and investment banks.

The fund holds significant weights to corporate and mortgage-related securities, all of which lagged in an environment where investors were highly concerned about safety. These exposures hurt performance. The fund benefited from its focus on steeper yield curves by emphasizing shorter-term securities and underweighting longer-term issues. To compensate for the increased risk of inflation that the team anticipates worldwide, the fund is holding a significant position in inflation-linked instruments. In addition, because the management team believes that the market is presenting some of the best opportunities buyers have seen in two decades, the team increased the fund’s positions within very high-quality mortgage and mortgage-backed securities with two- to five-year time horizons at several points during recent periods of volatility. Management believes it has done so without significantly increasing the portfolio’s credit risk going forward.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

RISK COMPARISON

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund’s Morningstar Risk.

The fund’s Morningstar Risk is shown alongside that of the average variable annuity/variable life fund (VA/L) in its Morningstar category. The risk bar broadens the comparison by translating the fund’s Morningstar Risk into a percentile, which is based on the fund’s ranking among all funds rated by

Morningstar as of June 30, 2008. A higher Morningstar Risk generally indicates that a fund’s monthly returns have varied more widely.

Morningstar determines a fund’s Morningstar Risk by assessing variations in the fund’s monthly returns — with an emphasis on downside variations — over a 3-year period, if available.Those measures are weighted and averaged to produce the fund’s Morningstar Risk.The information shown is provided for the fund’s class IB shares only; information for other classes may vary. Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2008 Morningstar, Inc. All Rights Reserved.The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGEMENT TEAM

The fund is managed by the Putnam Core Fixed-Income and Fixed-Income High-Yield teams. D. William Kohli is the Portfolio Leader. Michael Atkin, Rob Bloemker, Kevin Murphy, and Paul Scanlon are the Portfolio Members. During the reporting period ended June 30, 2008, there were no changes to the management team. Listed below are the Putnam Funds managed by these team members, who may also manage other retail mutual fund counterparts to the Putnam VT Funds or other accounts advised by Putnam Management or an affiliate.

Name	Portfolio Leader	Portfolio Member

Michael Atkin	None	VT Diversified Income Fund
Global Income Trust
Master Intermediate Income Trust
Premier Income Trust

Rob Bloemker	VT American Government Income Fund	VT Diversified Income Fund
	VT Income Fund	Global Income Trust
	U.S. Government Income Trust	Premier Income Trust
Master Intermediate Income Trust

D. William Kohli	VT Diversified Income Fund	None
Global Income Trust
Master Intermediate Income Trust
Premier Income Trust

Kevin Murphy	None	VT Diversified Income Fund
VT Income Fund
Master Intermediate Income Trust
Premier Income Trust
VT Utilities Growth and Income Fund

Paul Scanlon	VT High Yield Fund	VT Diversified Income Fund
	Floating Rate Income Fund	Master Intermediate Income Trust
	High Yield Advantage Fund	Premier Income Trust

Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Understanding your VT fund’s expenses

As an investor in a variable annuity product that in turn invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information in this section, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. In addition, charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the table in this section, containing expense and value information, show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2008, to June 30, 2008. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this part of the table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own (using the first two class IA and class IB columns only).

Compare your fund’s expenses with those of other funds

You can also use this table to compare your fund’s expenses with those of other funds. The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other VT funds and mutual funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended June 30, 2008. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. During portions of the period, the fund limited expenses; had it not done so, expenses would have been higher.

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 6/30/08		ENDED 6/30/08

	Class IA	Class IB	Class IA	Class IB

VT Diversified Income Fund
Expenses paid per $1,000	$3.65	$4.87	$3.77	$5.02
Ending value (after expenses)	$958.00	$958.60	$1,021.13	$1,019.89
Annualized expense ratio	0.75%	1.00%	0.75%	1.00%
Lipper peer group avg. expense ratio*	0.74%	0.99%	0.74%	0.99%

* Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average. The Lipper average is a simple average of expenses of the mutual funds serving as investment vehicles for variable insurance products in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage service arrangements that may reduce subaccount expenses. To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect the 12b-1 fees carried by class IB shares. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times; the fund's expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal-year end data available for the peer group funds as of 6/30/08.

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Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually whether to approve the continuance of each fund’s management contract with Putnam Investment Management (“Putnam Management”) and, in respect of certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management. In May 2008, the Board of Trustees also approved a new sub-management contract, in respect of certain funds in Putnam Variable Trust, between PIL and Putnam Management, and a new sub-advisory contract, in respect of certain funds in Putnam Variable Trust, among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract, and in respect of certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts, effective July 1, 2008. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style,

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changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of the funds in Putnam Variable Trust voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., the fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

	Actual Management	Total Expenses
	Fee (percentile)	(percentile)

Putnam VT Diversified Income Fund	50th	36th

(Because a fund’s custom peer group is smaller than its broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not apply to your fund.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds.

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Conversely, if a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at current asset levels.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered the Lipper peer group percentile rankings for the fund’s class IA share cumulative total return performance results at net asset value for the one-year, three-year and five-year periods ended December 31, 2007. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. In addition, results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer group for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds. Past performance is no guarantee of future returns.

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	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	(# of funds	(# of funds	(# of funds
IA Share as of 12/31/07	in category)	in category)	in category)

Putnam VT Diversified Income Fund	66th (51)	51st (50)	20th (40)
Lipper VP (Underlying Funds) — General Bond Funds

See page 9 for more recent Lipper performance ranking information for the fund. Past performance is no guarantee of future results.

* * *

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of Putnam Variable Trust’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management

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provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

More recent peer group rankings

More recent Lipper percentile rankings are shown for the fund in the following table. Note that this information was not available to the Trustees when they approved the continuance of the funds’ management contract. The table shows the Lipper peer group percentile rankings of the fund’s class IA share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-year, five-year, and ten-year periods ended on the most recent calendar quarter (June 30, 2008). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds.

	One-year	Five-year	Ten-year
IA Share as of 6/30/08	period rank	period rank	period rank

Putnam VT Diversified Income Fund	87% (51/58)	26% (12/46)	69% (15/21)
Lipper VP (Underlying Funds) — General Bond Funds

Approval of the Sub-Management Contract between Putnam Management and Putnam Investments Limited and the Sub-Advisory Contract among Putnam Management, Putnam Investments Limited andThe Putnam Advisory Company

In May 2008, the Trustees approved a new sub-management contract between Putnam Management and PIL in respect of certain funds in Putnam Variable Trust, under which PIL’s London office would begin managing a separate portion of the assets of Putnam VT Global Asset Allocation Fund, in addition to several other funds in Putnam Variable Trust for which PIL’s London office already managed a separate portion of their assets. Also in May 2008, the Trustees approved a new sub-advisory contract among Putnam Management, PIL and PAC in respect of certain funds in Putnam Variable Trust, under which PAC’s Tokyo branch would begin providing non-discretionary investment services to Putnam VT International Equity Fund, and PAC’s Singapore branch would begin providing discretionary investment management services to Putnam VT International Equity Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Research Fund and Putnam VT Utilities Growth and Income Fund. The Contract Committee reviewed information provided by Putnam Management, PIL and PAC and, upon completion of this review, recommended, and the Independent Trustees and the full Board of Trustees approved, the sub-management contract in respect of certain funds in Putnam Variable Trust, effective May 15, 2008, and the sub-advisory contract in respect of certain funds in Putnam Variable Trust, effective June 30, 2008 for Putnam VT International Equity Fund and April 30, 2009 for the other funds in Putnam Variable Trust that will receive services from PAC.

The Trustees considered numerous factors they believed relevant in approving your fund’s sub-management and sub-advisory contracts, including Putnam Management’s belief that the interest of shareholders would be best served by utilizing investment professionals in PIL’s London office and PAC’s Tokyo and Singapore offices to manage a portion of certain funds’ assets and PIL’s and PAC’s expertise in managing assets invested in European and Asian markets, respectively. The Trustees also considered that applicable securities laws require a sub-advisory relationship among Putnam Management, PIL and PAC in order for Putnam’s investment professionals in London, Tokyo and Singapore to be involved in the management of your fund. The Trustees noted that Putnam Management, and not your fund, would pay the sub-management fee to PIL for its services, that Putnam Management and/or PIL, but not your fund, would pay the sub-advisory fee to PAC for its services, and that the sub-management and sub-advisory relationships with PIL and PAC, respectively, will not reduce the nature, quality or overall level of service provided to the applicable funds.

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Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

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Putnam VT Diversified Income Fund

The fund’s portfolio 6/30/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (85.4%)*

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.7%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from August 20,
2037 to October 20, 2037	$2,799,897	$2,895,050

U.S. Government Agency Mortgage Obligations (84.7%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
6s, with due dates from May 1, 2021
to September 1, 2021	526,350	539,759
Federal National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from October 1, 2033
to November 1, 2037	5,535,747	5,703,384
6 1/2s, TBA, July 1, 2038	1,000,000	1,028,594
6 1/2s, TBA, August 1, 2034	1,000,000	1,025,391
6s, with due dates from May 1, 2035
to September 1, 2037	5,474,805	5,540,440
6s, May 1, 2021	1,316,680	1,350,831
6s, TBA, July 1, 2038	4,000,000	4,034,688
5 1/2s, December 1, 2037	1,881,448	1,856,754
5 1/2s, with due dates from February 1,
2020 to March 1, 2021	1,036,641	1,049,907
5 1/2s, TBA, August 1, 2038	7,000,000	6,880,508
5 1/2s, TBA, July 1, 2038	174,000,000	171,444,375
5s, with due dates from December 1,
2019 to June 1, 2021	430,994	429,876
5s, TBA, August 1, 2038	53,000,000	50,672,971
5s, TBA, July 1, 2038	116,000,000	111,151,560
4 1/2s, with due dates from August 1,
2033 to May 1, 2034	2,389,130	2,220,168
		364,929,206

Total U.S. government and agency
mortgage obligations (cost $368,073,955)		$367,824,256

U.S. TREASURY OBLIGATIONS (10.2%)*

Principal amount		Value

U.S. Treasury Bonds 6 1/4s, May 15, 2030	$6,389,000	$7,870,449
U.S. Treasury Notes 4 1/4s,
August 15, 2013	16,078,000	16,776,388
U.S. Treasury Strip zero %,
November 15, 2024	40,835,000	19,131,279

Total U.S. treasury obligations (cost $39,790,192)		$43,778,116

COLLATERALIZED MORTGAGE OBLIGATIONS (39.5%)*

Principal amount		Value

Asset Backed Funding Certificates 144A FRB
Ser. 06-OPT3, Class B, 4.983s, 2036	$43,000	$2,458
Banc of America Alternative Loan Trust
Ser. 06-7, Class A2, 5.707s, 2036	3,781,000	3,567,337

COLLATERALIZED MORTGAGE OBLIGATIONS (39.5%)* continued

Principal amount			Value

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.838s, 2049		$148,000	$144,324
Ser. 07-2, Class A2, 5.634s, 2049 (F)		439,000	430,277
Ser. 05-6, Class A2, 5.165s, 2047		980,000	967,389
Ser. 07-5, Class XW, Interest only (IO),
0.607s, 2051		44,470,532	1,098,147
Banc of America Commercial Mortgage,
Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		125,000	121,273
Ser. 01-1, Class K, 6 1/8s, 2036		282,000	222,705
Banc of America Funding Corp. FRB
Ser. 06-D, Class 6A1, 5.991s, 2036		2,790,280	2,218,273
Banc of America Large Loan 144A FRB
Ser. 05-MIB1, Class K, 4.471s, 2022		476,000	390,320
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 1.55s, 2037		1,206,225	152,105
Ser. 07-1, Class S, IO, 1.211s, 2037		3,073,653	300,603
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036		2,095,782	1,620,301
FRB Ser. 05-7, Class 23A1, 5.694s, 2035		1,881,227	1,444,406
Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.448s, 2032		189,000	176,579
Ser. 07-PW17, Class A3, 5.736s, 2050		1,832,000	1,756,375
Bear Stearns Commercial Mortgage
Securities, Inc. 144A Ser. 07-PW18,
Class X1, IO, 0.063s, 2050		52,695,011	439,123
Broadgate Financing PLC sec. FRB Ser. D,
6.802s, 2023 (United Kingdom)	GBP	296,425	444,603
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A,
6.208s, 2036		$1,400,763	1,017,616
FRB Ser. 06-AR7, Class 2A2A,
5.662s, 2036		2,843,061	2,139,403
IFB Ser. 07-6, Class 2A5, IO,
4.168s, 2037		1,345,686	97,254
Citigroup/Deutsche Bank Commercial
Mortgage Trust Ser. 06-CD3, Class A4,
5.658s, 2048		94,000	92,557
Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A Ser. 07-CD5,
Class XS, IO, 0.067s, 2044		30,730,556	215,338
Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO,
5.118s, 2034		1,690,535	88,489
Ser. 06-J8, Class A4, 6s, 2037		2,167,432	1,766,457
Ser. 07-HY5R, Class 2A1A,
5.544s, 2047 (F)		1,744,579	1,575,178
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1,
5.713s, 2035		3,298,131	2,572,542
Ser. 05-2, Class 2X, IO, 1.16s, 2035		2,158,012	44,509
Countrywide Home Loans 144A IFB
Ser. 05-R1, Class 1AS, IO, 3.597s, 2035		1,689,072	110,077

11

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.5%)* continued

Principal amount			Value

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 6.005s, 2039		$711,000	$704,906
Ser. 07-C5, Class A3, 5.694s, 2040		9,180,000	8,837,164
CRESI Finance Limited Partnership 144A FRB
Ser. 06-A, Class C, 3.083s, 2017		179,000	167,365
CS First Boston Mortgage Securities
Corp. 144A
FRB Ser. 05-TFLA, Class L, 4.321s, 2020		534,000	456,570
FRB Ser. 05-TFLA, Class K, 3.771s, 2020		291,000	244,440
Ser. 98-C2, Class F, 6 3/4s, 2030		1,198,000	1,173,154
Ser. 98-C1, Class F, 6s, 2040		758,000	530,600
Ser. 02-CP5, Class M, 5 1/4s, 2035 (F)		275,000	83,984
Deutsche Mortgage & Asset Receiving Corp.
Ser. 98-C1, Class X, IO, 0.771s, 2031		2,717,470	82,795
DLJ Commercial Mortgage Corp.
Ser. 98-CF2, Class B4, 6.04s, 2031 (F)		226,150	207,626
DLJ Commercial Mortgage Corp. 144A
Ser. 98-CF2, Class B5, 5.95s, 2031 (F)		723,280	587,876
European Loan Conduit 144A FRB Ser. 22A,
Class D, 6.728s, 2014 (Ireland)	GBP	371,000	577,458
European Prime Real Estate PLC 144A
FRB Ser. 1-A, Class D, 6.721s, 2014
(United Kingdom)	GBP	202,687	330,267
Fannie Mae
FRB Ser. 03-W17, Class 12, IO, 1.15s, 2033		$1,731,151	62,750
FRB Ser. 05-91, Class EF, zero %, 2035		60,375	52,540
FRB Ser. 06-54, Class CF, zero %, 2035		106,270	94,966
IFB Ser. 06-70, Class SM, 33.724s, 2036		154,352	199,279
IFB Ser. 07-1, Class NR, 28.633s, 2037		754,702	852,735
IFB Ser. 06-62, Class PS, 25.005s, 2036		398,923	502,711
IFB Ser. 06-76, Class QB, 24.705s, 2036		1,117,732	1,406,168
IFB Ser. 06-63, Class SP, 24.405s, 2036		1,223,735	1,520,301
IFB Ser. 07-W7, Class 1A4, 24.285s, 2037		426,336	506,493
IFB Ser. 06-104, Class GS, 21.747s, 2036		250,038	300,507
IFB Ser. 06-60, Class TK, 18.67s, 2036		347,440	401,925
IFB Ser. 05-25, Class PS, 17.237s, 2035		582,235	657,014
IFB Ser. 05-74, Class CP, 15.648s, 2035		349,381	392,330
IFB Ser. 05-115, Class NQ, 15.628s, 2036		196,334	210,941
IFB Ser. 06-27, Class SP, 15.464s, 2036		554,227	617,102
IFB Ser. 06-8, Class HP, 15.464s, 2036		582,347	647,035
IFB Ser. 06-8, Class WK, 15.464s, 2036		932,418	1,027,979
IFB Ser. 05-106, Class US, 15.464s, 2035		841,911	939,458
IFB Ser. 05-99, Class SA, 15.464s, 2035		411,139	450,319
IFB Ser. 06-60, Class CS, 14.988s, 2036		567,401	589,796
IFB Ser. 05-74, Class CS, 13.193s, 2035		398,689	431,304
IFB Ser. 04-79, Class S, 12.973s, 2032		677,242	707,313
IFB Ser. 05-114, Class SP, 12.753s, 2036		245,083	254,106
IFB Ser. 05-95, Class OP, 12.687s, 2035		250,766	256,333
IFB Ser. 05-83, Class QP, 10.94s, 2034		142,867	142,175
IFB Ser. 07-W6, Class 6A2, IO, 5.318s, 2037		771,296	81,942
IFB Ser. 06-90, Class SE, IO, 5.318s, 2036		1,773,547	234,140
IFB Ser. 04-51, Class XP, IO, 5.218s, 2034		1,888,449	213,557

COLLATERALIZED MORTGAGE OBLIGATIONS (39.5%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 03-66, Class SA, IO,
5.168s, 2033	$676,267	$76,513
IFB Ser. 08-7, Class SA, IO,
5.068s, 2038	3,900,385	489,576
IFB Ser. 07-W6, Class 5A2, IO,
4.808s, 2037	1,101,755	113,975
IFB Ser. 07-W2, Class 3A2, IO,
4.798s, 2037	1,105,325	108,787
IFB Ser. 06-115, Class BI, IO,
4.778s, 2036	1,067,935	81,727
IFB Ser. 05-113, Class AI, IO,
4.748s, 2036	568,895	62,338
IFB Ser. 05-113, Class DI, IO,
4.748s, 2036	867,111	82,186
IFB Ser. 08-36, Class YI, IO,
4.718s, 2036	1,726,249	180,121
IFB Ser. 07-60, Class AX, IO,
4.668s, 2037	2,792,547	294,105
IFB Ser. 06-60, Class SI, IO,
4.668s, 2036	1,072,571	118,340
IFB Ser. 06-60, Class UI, IO,
4.668s, 2036	432,345	48,233
IFB Ser. 07-W7, Class 3A2, IO,
4.648s, 2037	1,526,365	142,495
IFB Ser. 06-60, Class DI, IO,
4.588s, 2035	1,315,804	113,488
IFB Ser. 03-130, Class BS, IO,
4.568s, 2033	2,318,803	224,420
IFB Ser. 03-34, Class WS, IO,
4.518s, 2029	2,231,860	193,555
IFB Ser. 08-10, Class LI, IO,
4.498s, 2038	2,234,771	237,155
IFB Ser. 07-39, Class LI, IO,
4.288s, 2037	1,202,376	116,188
IFB Ser. 07-23, Class SI, IO,
4.288s, 2037	313,669	26,966
IFB Ser. 07-54, Class CI, IO,
4.278s, 2037	1,044,831	102,429
IFB Ser. 07-39, Class PI, IO,
4.278s, 2037	678,156	59,420
IFB Ser. 07-30, Class WI, IO,
4.278s, 2037	4,013,205	330,170
IFB Ser. 07-28, Class SE, IO,
4.268s, 2037	191,186	17,853
IFB Ser. 07-22, Class S, IO,
4.268s, 2037	16,582,506	1,561,315
IFB Ser. 06-128, Class SH, IO,
4.268s, 2037	741,606	60,982
IFB Ser. 06-56, Class SM, IO,
4.268s, 2036	1,025,891	85,371
IFB Ser. 05-90, Class SP, IO,
4.268s, 2035	535,898	45,331
IFB Ser. 05-12, Class SC, IO,
4.268s, 2035	661,342	51,615

12

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.5%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-W5, Class 2A2, IO,
4.258s, 2037	$405,942	$32,120
IFB Ser. 07-30, Class IE, IO,
4.258s, 2037	2,007,671	216,823
IFB Ser. 06-123, Class CI, IO,
4.258s, 2037	1,754,844	166,538
IFB Ser. 06-123, Class UI, IO,
4.258s, 2037	1,889,100	176,411
IFB Ser. 07-15, Class BI, IO,
4.218s, 2037	3,191,279	293,429
IFB Ser. 06-126, Class CS, IO,
4.218s, 2037	1,354,827	116,823
IFB Ser. 06-16, Class SM, IO,
4.218s, 2036	1,986,232	182,732
IFB Ser. 05-95, Class CI, IO,
4.218s, 2035	916,987	87,656
IFB Ser. 05-84, Class SG, IO,
4.218s, 2035	1,498,358	144,248
IFB Ser. 05-57, Class NI, IO,
4.218s, 2035	377,315	33,647
IFB Ser. 05-29, Class SX, IO,
4.218s, 2035	1,236,627	110,547
IFB Ser. 04-92, Class S, IO,
4.218s, 2034	2,919,719	244,089
IFB Ser. 06-104, Class EI, IO,
4.208s, 2036	1,142,960	99,946
IFB Ser. 05-83, Class QI, IO,
4.208s, 2035	246,675	25,402
IFB Ser. 06-128, Class GS, IO,
4.198s, 2037	1,174,069	111,370
IFB Ser. 06-114, Class IS, IO,
4.168s, 2036	831,087	71,592
IFB Ser. 04-92, Class SQ, IO,
4.167s, 2034	1,221,598	116,438
IFB Ser. 06-115, Class IE, IO,
4.158s, 2036	650,071	58,510
IFB Ser. 06-117, Class SA, IO,
4.158s, 2036	965,636	83,314
IFB Ser. 06-121, Class SD, IO,
4.158s, 2036	120,827	10,520
IFB Ser. 06-109, Class SG, IO,
4.148s, 2036	282,897	24,880
IFB Ser. 06-104, Class SY, IO,
4.138s, 2036	253,987	20,692
IFB Ser. 06-109, Class SH, IO,
4.138s, 2036	820,561	80,099
IFB Ser. 06-111, Class SA, IO,
4.138s, 2036	6,744,528	632,344
IFB Ser. 07-W6, Class 4A2, IO,
4.118s, 2037	4,501,280	388,787
IFB Ser. 06-128, Class SC, IO,
4.118s, 2037	1,021,323	88,937
IFB Ser. 06-43, Class SI, IO,
4.118s, 2036	1,550,168	130,241

COLLATERALIZED MORTGAGE OBLIGATIONS (39.5%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-8, Class JH, IO,
4.118s, 2036	$3,211,934	$306,178
IFB Ser. 05-122, Class SG, IO,
4.118s, 2035	962,914	86,709
IFB Ser. 05-95, Class OI, IO,
4.108s, 2035	138,629	13,218
IFB Ser. 06-92, Class LI, IO,
4.098s, 2036	949,494	83,506
IFB Ser. 06-99, Class AS, IO,
4.098s, 2036	407,351	36,354
IFB Ser. 06-98, Class SQ, IO,
4.088s, 2036	11,874,735	1,034,001
IFB Ser. 06-85, Class TS, IO,
4.078s, 2036	2,165,717	174,621
IFB Ser. 07-75, Class PI, IO,
4.058s, 2037	1,198,697	97,721
IFB Ser. 07-88, Class MI, IO,
4.038s, 2037	342,764	25,079
IFB Ser. 07-103, Class AI, IO,
4.018s, 2037	4,464,344	377,288
IFB Ser. 07-15, Class NI, IO,
4.018s, 2022	1,897,327	146,526
IFB Ser. 07-106, Class SM, IO,
3.978s, 2037	2,789,143	213,933
IFB Ser. 08-3, Class SC, IO,
3.968s, 2038	1,784,210	140,716
IFB Ser. 07-109, Class XI, IO,
3.968s, 2037	781,960	64,968
IFB Ser. 07-109, Class YI, IO,
3.968s, 2037	1,009,731	76,421
IFB Ser. 07-W8, Class 2A2, IO,
3.968s, 2037	1,982,578	159,198
IFB Ser. 07-88, Class JI, IO,
3.968s, 2037	1,200,696	100,643
IFB Ser. 06-79, Class SH, IO,
3.968s, 2036	1,922,498	171,731
IFB Ser. 07-54, Class KI, IO,
3.958s, 2037	513,058	37,809
IFB Ser. 07-30, Class JS, IO,
3.958s, 2037	1,849,767	154,874
IFB Ser. 07-30, Class LI, IO,
3.958s, 2037	1,963,540	169,137
IFB Ser. 07-W2, Class 1A2, IO,
3.948s, 2037	867,719	71,933
IFB Ser. 07-106, Class SN, IO,
3.928s, 2037	1,173,629	88,034
IFB Ser. 07-54, Class IA, IO,
3.928s, 2037	909,765	77,346
IFB Ser. 07-54, Class IB, IO,
3.928s, 2037	909,765	77,346
IFB Ser. 07-54, Class IC, IO,
3.928s, 2037	909,765	77,346
IFB Ser. 07-54, Class ID, IO,
3.928s, 2037	909,765	77,346

13

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.5%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-54, Class IE, IO,
3.928s, 2037	$909,765	$77,346
IFB Ser. 07-54, Class IF, IO,
3.928s, 2037	1,465,436	123,813
IFB Ser. 07-54, Class NI, IO,
3.928s, 2037	876,613	71,272
IFB Ser. 07-54, Class UI, IO,
3.928s, 2037	1,330,435	118,368
IFB Ser. 07-91, Class AS, IO,
3.918s, 2037	788,701	59,942
IFB Ser. 07-91, Class HS, IO,
3.918s, 2037	845,922	61,858
IFB Ser. 07-15, Class CI, IO,
3.898s, 2037	3,257,413	273,505
IFB Ser. 06-123, Class BI, IO,
3.898s, 2037	4,264,959	349,924
IFB Ser. 06-115, Class JI, IO,
3.898s, 2036	2,371,221	199,201
IFB Ser. 07-109, Class PI, IO,
3.868s, 2037	1,202,719	92,003
IFB Ser. 06-123, Class LI, IO,
3.838s, 2037	1,582,590	126,869
IFB Ser. 08-1, Class NI, IO,
3.768s, 2037	1,974,505	134,651
IFB Ser. 08-10, Class GI, IO,
3.748s, 2038	1,184,386	84,163
IFB Ser. 08-13, Class SA, IO,
3.738s, 2038	5,588,508	400,109
IFB Ser. 07-39, Class AI, IO,
3.638s, 2037	1,700,072	122,406
IFB Ser. 07-32, Class SD, IO,
3.628s, 2037	1,074,498	74,921
IFB Ser. 07-30, Class UI, IO,
3.618s, 2037	888,806	67,089
IFB Ser. 07-32, Class SC, IO,
3.618s, 2037	1,539,475	112,539
IFB Ser. 07-1, Class CI, IO,
3.618s, 2037	1,029,256	76,175
IFB Ser. 05-74, Class SE, IO,
3.618s, 2035	1,063,747	64,656
IFB Ser. 05-14, Class SE, IO,
3.568s, 2035	691,508	43,112
IFB Ser. 08-1, Class BI, IO,
3.428s, 2038	2,764,991	155,221
IFB Ser. 07-75, Class ID, IO,
3.388s, 2037	1,313,689	89,042
Ser. 383, Class 90, IO, 8s, 2037	81,261	14,285
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	190,596	203,987
Ser. 02-T19, Class A3, 7 1/2s, 2042	130,160	138,822
Ser. 02-14, Class A2, 7 1/2s, 2042	1,029	1,092
Ser. 01-T10, Class A2, 7 1/2s, 2041	168,681	178,869
Ser. 02-T4, Class A3, 7 1/2s, 2041	548	581
Ser. 01-T3, Class A1, 7 1/2s, 2040	110,131	116,629

COLLATERALIZED MORTGAGE OBLIGATIONS (39.5%)* continued

	Principal amount	Value

Fannie Mae
Ser. 01-T1, Class A1, 7 1/2s, 2040	$331,961	$354,293
Ser. 99-T2, Class A1, 7 1/2s, 2039	132,749	143,248
Ser. 386, Class 26, IO, 7 1/2s, 2038	117,713	20,222
Ser. 386, Class 27, IO, 7 1/2s, 2037	82,049	14,095
Ser. 386, Class 28, IO, 7 1/2s, 2037	84,672	14,546
Ser. 383, Class 88, IO, 7 1/2s, 2037	124,942	23,486
Ser. 383, Class 89, IO, 7 1/2s, 2037	97,350	18,377
Ser. 383, Class 87, IO, 7 1/2s, 2037	155,360	30,261
Ser. 00-T6, Class A1, 7 1/2s, 2030	64,842	68,648
Ser. 01-T4, Class A1, 7 1/2s, 2028	317,893	340,832
Ser. 01-T10, Class A1, 7s, 2041	592,069	621,313
Ser. 386, Class 24, IO, 7s, 2038	98,409	18,278
Ser. 386, Class 25, IO, 7s, 2038	104,882	19,617
Ser. 386, Class 22, IO, 7s, 2038	135,725	26,065
Ser. 386, Class 21, IO, 7s, 2037	152,405	29,891
Ser. 386, Class 23, IO, 7s, 2037	149,020	27,872
Ser. 383, Class 84, IO, 7s, 2037	140,358	29,759
Ser. 383, Class 85, IO, 7s, 2037	89,496	18,733
Ser. 383, Class 86, IO, 7s, 2037	84,369	17,660
Ser. 383, Class 79, IO, 7s, 2037	143,411	31,193
Ser. 383, Class 80, IO, 7s, 2037	311,161	68,926
Ser. 383, Class 81, IO, 7s, 2037	172,857	36,079
Ser. 383, Class 82, IO, 7s, 2037	169,987	34,679
Ser. 383, Class 83, IO, 7s, 2037	141,943	29,811
Ser. 386, Class 20, IO, 6 1/2s, 2038	148,417	30,641
Ser. 389, Class 7, IO, 6 1/2s, 2038	147,000	31,256
Ser. 386, Class 14, IO, 6 1/2s, 2038	1,220,521	268,339
Ser. 386, Class 12, IO, 6 1/2s, 2038	798,409	168,986
Ser. 386, Class 19, IO, 6 1/2s, 2038	144,528	29,405
Ser. 386, Class 15, IO, 6 1/2s, 2037	202,161	42,323
Ser. 386, Class 17, IO, 6 1/2s, 2037	222,010	47,278
Ser. 386, Class 18, IO, 6 1/2s, 2037	163,531	34,531
Ser. 386, Class 13, IO, 6 1/2s, 2037	209,362	42,637
Ser. 386, Class 16, IO, 6 1/2s, 2037	151,205	32,170
Ser. 383, Class 60, IO, 6 1/2s, 2037	705,536	163,078
Ser. 383, Class 62, IO, 6 1/2s, 2037	194,189	44,030
Ser. 383, Class 69, IO, 6 1/2s, 2037	111,350	25,247
Ser. 383, Class 63, IO, 6 1/2s, 2037	152,918	33,877
Ser. 383, Class 64, IO, 6 1/2s, 2037	282,697	64,607
Ser. 383, Class 67, IO, 6 1/2s, 2037	148,200	33,484
Ser. 383, Class 68, IO, 6 1/2s, 2037	91,692	20,781
Ser. 383, Class 58, IO, 6 1/2s, 2037	330,089	74,348
Ser. 383, Class 59, IO, 6 1/2s, 2037	206,228	45,646
Ser. 383, Class 61, IO, 6 1/2s, 2037	165,043	36,662
Ser. 383, Class 65, IO, 6 1/2s, 2037	193,966	44,717
Ser. 383, Class 66, IO, 6 1/2s, 2037	198,452	45,612
Ser. 383, Class 72, IO, 6 1/2s, 2037	789,506	183,110
Ser. 383, Class 77, IO, 6 1/2s, 2037	118,428	27,005
Ser. 383, Class 78, IO, 6 1/2s, 2037	121,390	27,607

14

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.5%)* continued

	Principal amount	Value

Fannie Mae
Ser. 383, Class 73, IO, 6 1/2s, 2037	$268,439	$60,808
Ser. 383, Class 76, IO, 6 1/2s, 2037	161,279	37,615
Ser. 383, Class 70, IO, 6 1/2s, 2037	416,098	94,340
Ser. 383, Class 74, IO, 6 1/2s, 2037	222,290	50,243
Ser. 383, Class 71, IO, 6 1/2s, 2036	175,940	39,573
Ser. 383, Class 75, IO, 6 1/2s, 2036	141,013	32,508
Ser. 371, Class 2, IO, 6 1/2s, 2036	13,583,203	3,609,404
Ser. 383, Class 101, IO, 6 1/2s, 2022	77,969	12,269
Ser. 389, Class 1, IO, 6s, 2038	170,000	36,940
Ser. 389, Class 6, IO, 6s, 2038	190,000	36,068
Ser. 386, Class 10, IO, 6s, 2038	106,084	23,586
Ser. 386, Class 11, IO, 6s, 2038	94,174	21,381
Ser. 386, Class 8, IO, 6s, 2038	944,530	201,980
Ser. 389, Class 3, IO, 6s, 2038	299,000	69,067
Ser. 383, Class 40, IO, 6s, 2038	1,351,468	310,589
Ser. 383, Class 41, IO, 6s, 2038	1,186,910	272,534
Ser. 383, Class 42, IO, 6s, 2038	858,043	198,049
Ser. 383, Class 43, IO, 6s, 2038	775,429	179,523
Ser. 383, Class 44, IO, 6s, 2038	708,872	163,619
Ser. 383, Class 45, IO, 6s, 2038	545,622	127,519
Ser. 383, Class 46, IO, 6s, 2038	474,013	110,735
Ser. 383, Class 47, IO, 6s, 2038	420,324	98,193
Ser. 383, Class 48, IO, 6s, 2038	377,021	88,340
Ser. 383, Class 52, IO, 6s, 2038	152,683	35,775
Ser. 389, Class 2, IO, 6s, 2038	237,000	49,484
Ser. 389, Class 5, IO, 6s, 2038	353,000	78,332
Ser. 389, Class 4, IO, 6s, 2038	354,000	75,045
Ser. 386, Class 9, IO, 6s, 2038	677,391	150,204
Ser. 383, Class 28, IO, 6s, 2038	1,415,160	328,634
Ser. 383, Class 29, IO, 6s, 2038	1,272,577	296,286
Ser. 383, Class 30, IO, 6s, 2038	939,198	220,263
Ser. 383, Class 31, IO, 6s, 2038	828,867	194,388
Ser. 383, Class 32, IO, 6s, 2038	642,522	151,905
Ser. 383, Class 33, IO, 6s, 2038	550,147	130,066
Ser. 383, Class 37, IO, 6s, 2038	212,990	50,738
Ser. 386, Class 7, IO, 6s, 2038	825,964	199,403
Ser. 383, Class 34, IO, 6s, 2037	222,759	51,574
Ser. 383, Class 35, IO, 6s, 2037	184,038	42,499
Ser. 383, Class 36, IO, 6s, 2037	145,295	33,712
Ser. 383, Class 38, IO, 6s, 2037	90,481	20,903
Ser. 383, Class 50, IO, 6s, 2037	257,939	58,814
Ser. 386, Class 6, IO, 6s, 2037	397,828	91,512
Ser. 383, Class 49, IO, 6s, 2037	193,861	44,552
Ser. 383, Class 51, IO, 6s, 2037	200,343	45,682
Ser. 383, Class 53, IO, 6s, 2037	88,094	20,289
Ser. 383, Class 57, IO, 6s, 2037	122,674	28,315
Ser. 383, Class 100, IO, 6s, 2022	82,040	12,884
Ser. 383, Class 98, IO, 6s, 2022	217,495	35,090
Ser. 383, Class 99, IO, 6s, 2022	95,588	14,982

COLLATERALIZED MORTGAGE OBLIGATIONS (39.5%)* continued

Principal amount		Value

Fannie Mae
Ser. 383, Class 17, IO, 5 1/2s, 2038	$1,112,469	$257,033
Ser. 383, Class 18, IO, 5 1/2s, 2038	742,270	172,387
Ser. 383, Class 19, IO, 5 1/2s, 2038	676,446	157,100
Ser. 383, Class 25, IO, 5 1/2s, 2038	116,109	25,981
Ser. 386, Class 3, IO, 5 1/2s, 2037	409,870	93,482
Ser. 386, Class 4, IO, 5 1/2s, 2037	167,216	38,822
Ser. 386, Class 5, IO, 5 1/2s, 2037	107,769	25,418
Ser. 383, Class 14, IO, 5 1/2s, 2037	265,351	61,895
Ser. 383, Class 15, IO, 5 1/2s, 2037	102,853	23,468
Ser. 383, Class 3, IO, 5 1/2s, 2037	1,171,517	268,593
Ser. 383, Class 4, IO, 5 1/2s, 2037	1,034,566	238,637
Ser. 383, Class 5, IO, 5 1/2s, 2037	657,241	151,601
Ser. 383, Class 6, IO, 5 1/2s, 2037	590,835	136,697
Ser. 383, Class 7, IO, 5 1/2s, 2037	581,780	134,195
Ser. 383, Class 10, IO, 5 1/2s, 2037	213,769	51,312
Ser. 383, Class 11, IO, 5 1/2s, 2037	148,776	35,341
Ser. 383, Class 12, IO, 5 1/2s, 2037	136,509	32,509
Ser. 383, Class 13, IO, 5 1/2s, 2037	136,547	32,518
Ser. 383, Class 8, IO, 5 1/2s, 2037	234,805	56,362
Ser. 383, Class 9, IO, 5 1/2s, 2037	224,280	53,835
Ser. 383, Class 20, IO, 5 1/2s, 2037	418,227	99,132
Ser. 383, Class 21, IO, 5 1/2s, 2037	395,782	93,812
Ser. 383, Class 22, IO, 5 1/2s, 2037	268,075	63,381
Ser. 383, Class 23, IO, 5 1/2s, 2037	241,767	57,161
Ser. 383, Class 24, IO, 5 1/2s, 2037	169,664	38,777
Ser. 383, Class 26, IO, 5 1/2s, 2037	124,355	29,550
Ser. 363, Class 2, IO, 5 1/2s, 2035	878,747	230,077
Ser. 383, Class 95, IO, 5 1/2s, 2022	339,243	56,259
Ser. 383, Class 97, IO, 5 1/2s, 2022	143,965	22,989
Ser. 383, Class 94, IO, 5 1/2s, 2022	170,945	27,876
Ser. 383, Class 96, IO, 5 1/2s, 2022	186,308	28,972
Ser. 383, Class 2, IO, 5s, 2037	110,446	26,575
Ser. 383, Class 1, IO, 5s, 2037	239,136	56,136
Ser. 389, Class 8, IO, 5s, 2023	131,000	17,550
Ser. 383, Class 92, IO, 5s, 2022	148,003	23,353
Ser. 383, Class 93, IO, 5s, 2022	88,398	14,201
Ser. 06-116, Class ES, IO, 4.168s, 2036	155,198	12,586
Ser. 00-T6, IO, 0.763s, 2030	2,876,024	49,606
Ser. 03-W10, Class 3A, IO, 0.741s, 2043	3,038,721	53,384
Ser. 03-W10, Class 1A, IO, 0.7s, 2043	2,516,419	36,760
Ser. 02-T18, IO, 0.514s, 2042	4,768,762	76,787
Ser. 06-117, Class OA, Principal only
(PO), zero %, 2036	80,942	58,171
Ser. 06-56, Class XF, zero %, 2036	75,648	70,444
Ser. 04-38, Class AO, PO, zero %, 2034	301,237	216,551
Ser. 04-61, Class CO, PO, zero %, 2031	316,178	263,719
Ser. 99-51, Class N, PO, zero %, 2029	50,910	43,058
Ser. 07-31, Class TS, IO, zero %, 2009	2,211,778	21,266
Ser. 07-15, Class IM, IO, zero %, 2009	892,397	7,876
Ser. 07-16, Class TS, IO, zero %, 2009 (F)	3,622,605	26,338

15

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.5%)* continued

Principal amount		Value

Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO,
5.618s, 2043	$586,433	$66,150
Ser. T-58, Class 4A, 7 1/2s, 2043	2,413	2,577
Ser. T-60, Class 1A2, 7s, 2044	1,094,165	1,155,743
Ser. T-57, Class 1AX, IO, 0.45s, 2043	1,354,445	17,337
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class X, IO, 1.33s, 2020	4,363,225	222,122
First Chicago Lennar Trust 144A
Ser. 97-CHL1, Class E, 7.979s, 2039	315,045	315,045
First Union Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 5.35s, 2035	351,000	223,063
First Union-Lehman Brothers Commercial
Mortgage Trust II Ser. 97-C2, Class G,
7 1/2s, 2029	447,000	408,997
Freddie Mac
FRB Ser. 3345, Class TY, zero %, 2037	172,026	141,921
FRB Ser. 3326, Class XF, zero %, 2037	131,436	120,358
FRB Ser. 3235, Class TP, zero %, 2036	65,721	57,837
FRB Ser. 3283, Class KF, zero %, 2036	70,917	73,302
FRB Ser. 3226, Class YW, zero %, 2036	268,896	241,954
FRB Ser. 3332, Class UA, zero %, 2036	71,284	67,773
FRB Ser. 3251, Class TC, zero %, 2036	650,625	651,899
FRB Ser. 3130, Class JF, zero %, 2036	243,304	232,926
FRB Ser. 3326, Class WF, zero %, 2035	128,313	114,678
FRB Ser. 3030, Class EF, zero %, 2035	67,817	59,290
FRB Ser. 3412, Class UF, zero %, 2035	354,925	296,355
FRB Ser. 2980, Class TY, zero %, 2035	34,609	27,933
FRB Ser. 3112, Class XM, zero %, 2034	41,381	38,274
IFB Ser. 3153, Class JS, 20.744s, 2036	506,720	595,482
IFB Ser. 3182, Class PS, 18.715s, 2032	148,536	176,974
IFB Ser. 3182, Class SP, 18.715s, 2032	344,601	376,986
IFB Ser. 3393, Class JS, 18.138s, 2032	497,999	504,655
IFB Ser. 3081, Class DC, 18.039s, 2035	335,446	375,471
IFB Ser. 3211, Class SI, IO, 17.275s, 2036	325,560	129,972
IFB Ser. 3114, Class GK, 16.515s, 2036	232,507	256,486
IFB Ser. 2979, Class AS, 15.212s, 2034	149,192	157,970
IFB Ser. 3149, Class SU, 12.867s, 2036	327,846	334,061
IFB Ser. 3065, Class DC, 12.446s, 2035	544,400	551,401
IFB Ser. 3226, Class TY, 11.584s, 2036	842,133	874,955
IFB Ser. 3012, Class FS, 10.697s, 2035	439,600	436,218
IFB Ser. 3184, Class SP, IO, 4.879s, 2033	1,645,156	153,932
IFB Ser. 2882, Class LS, IO, 4.729s, 2034	524,164	55,699
IFB Ser. 3203, Class SH, IO, 4.669s, 2036	929,229	104,795
IFB Ser. 2594, Class SE, IO, 4.579s, 2030	304,159	21,710
IFB Ser. 2828, Class TI, IO, 4.579s, 2030	467,920	41,567
IFB Ser. 3397, Class GS, IO, 4.529s, 2037	765,659	62,332
IFB Ser. 3297, Class BI, IO, 4.289s, 2037	2,940,173	283,846
IFB Ser. 3287, Class SD, IO, 4.279s, 2037	1,031,378	90,505
IFB Ser. 3281, Class BI, IO, 4.279s, 2037	521,437	48,627
IFB Ser. 3281, Class CI, IO, 4.279s, 2037	511,988	42,093

COLLATERALIZED MORTGAGE OBLIGATIONS (39.5%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 3249, Class SI, IO, 4.279s, 2036	$458,376	$44,700
IFB Ser. 3028, Class ES, IO, 4.279s, 2035	2,482,280	232,298
IFB Ser. 3042, Class SP, IO, 4.279s, 2035	779,547	71,932
IFB Ser. 3045, Class DI, IO, 4.259s, 2035	2,874,582	227,208
IFB Ser. 3236, Class ES, IO, 4.229s, 2036	91,543	7,494
IFB Ser. 3136, Class NS, IO, 4.229s, 2036	699,222	57,833
IFB Ser. 3107, Class DC, IO, 4.229s, 2035	2,675,419	257,228
IFB Ser. 2950, Class SM, IO, 4.229s, 2016	387,264	31,394
IFB Ser. 3256, Class S, IO, 4.219s, 2036	1,789,491	170,745
IFB Ser. 3031, Class BI, IO, 4.219s, 2035	458,376	50,849
IFB Ser. 3370, Class TS, IO, 4.199s, 2037	3,283,228	251,244
IFB Ser. 3244, Class SB, IO, 4.189s, 2036	754,088	68,134
IFB Ser. 3244, Class SG, IO, 4.189s, 2036	877,897	81,579
IFB Ser. 3236, Class IS, IO, 4.179s, 2036	1,482,648	130,183
IFB Ser. 3033, Class SG, IO, 4.179s, 2035	814,852	70,988
IFB Ser. 3114, Class TS, IO, 4.179s, 2030	2,950,801	215,100
IFB Ser. 3128, Class JI, IO, 4.159s, 2036	307,305	28,692
IFB Ser. 3240, Class S, IO, 4.149s, 2036	2,754,768	247,303
IFB Ser. 3229, Class BI, IO, 4.149s, 2036	97,261	7,893
IFB Ser. 3153, Class JI, IO, 4.149s, 2036	1,376,346	108,386
IFB Ser. 3065, Class DI, IO, 4.149s, 2035	376,099	38,456
IFB Ser. 3145, Class GI, IO, 4.129s, 2036	251,395	24,591
IFB Ser. 3218, Class AS, IO, 4.109s, 2036	976,729	82,703
IFB Ser. 3221, Class SI, IO, 4.109s, 2036	1,197,931	102,202
IFB Ser. 3424, Class XI, IO, 4.099s, 2036	1,932,469	169,628
IFB Ser. 3202, Class PI, IO, 4.069s, 2036	3,294,793	285,327
IFB Ser. 3355, Class MI, IO, 4.029s, 2037	839,037	67,342
IFB Ser. 3201, Class SG, IO, 4.029s, 2036	1,514,981	130,601
IFB Ser. 3203, Class SE, IO, 4.029s, 2036	1,365,783	115,470
IFB Ser. 3238, Class LI, IO, 4.019s, 2036	991,243	84,049
IFB Ser. 3171, Class PS, IO, 4.014s, 2036	1,269,984	104,943
IFB Ser. 3152, Class SY, IO, 4.009s, 2036	2,425,163	225,022
IFB Ser. 3366, Class SA, IO, 3.979s, 2037	1,826,391	152,329
IFB Ser. 3284, Class BI, IO, 3.979s, 2037	862,371	70,201
IFB Ser. 3260, Class SA, IO, 3.979s, 2037	895,697	64,079
IFB Ser. 3199, Class S, IO, 3.979s, 2036	2,204,694	187,591
IFB Ser. 3284, Class LI, IO, 3.969s, 2037	2,662,159	224,024
IFB Ser. 3281, Class AI, IO, 3.959s, 2037	3,320,788	283,313
IFB Ser. 3311, Class EI, IO, 3.939s, 2037	989,661	78,569
IFB Ser. 3311, Class IA, IO, 3.939s, 2037	1,394,734	121,610
IFB Ser. 3311, Class IB, IO, 3.939s, 2037	1,394,734	121,610
IFB Ser. 3311, Class IC, IO, 3.939s, 2037	1,394,734	121,610
IFB Ser. 3311, Class ID, IO, 3.939s, 2037	1,394,734	121,610
IFB Ser. 3311, Class IE, IO, 3.939s, 2037	2,098,880	183,007
IFB Ser. 3311, Class PI, IO, 3.939s, 2037	1,283,833	120,757
IFB Ser. 3375, Class MS, IO, 3.929s, 2037	5,178,490	399,251
IFB Ser. 3240, Class GS, IO, 3.909s, 2036	1,648,944	136,507
IFB Ser. 3416, Class BI, IO, 3.779s, 2038	3,831,106	307,291
IFB Ser. 3339, Class TI, IO, 3.669s, 2037	2,035,966	155,997

16

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.5%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 3284, Class CI, IO, 3.649s, 2037	$4,137,467	$310,597
IFB Ser. 3016, Class SQ, IO, 3.639s, 2035	1,020,914	59,754
IFB Ser. 3424, Class UI, IO, 3.289s, 2037	1,353,729	87,956
Ser. 246, PO, zero %, 2037	221,181	167,480
Ser. 3292, Class OA, PO, zero %, 2037	109,245	77,777
Ser. 3300, PO, zero %, 2037	568,681	435,704
Ser. 3139, Class CO, PO, zero %, 2036	77,775	56,290
Ser. 2587, Class CO, PO, zero %, 2032	184,898	146,115
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.787s, 2033	134,000	136,634
Ser. 00-1, Class G, 6.131s, 2033 (F)	468,000	338,119
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	418,345	409,494
Government National Mortgage Association
FRB Ser. 07-41, Class SA, 25.309s, 2037	101,704	124,856
FRB Ser. 07-2, Class SA, IO, 4.898s, 2037	152,586	13,587
FRB Ser. 07-40, Class SC, IO, 4.268s, 2037	125,085	8,833
FRB Ser. 07-40, Class SD, IO, 4.268s, 2037	125,085	8,833
FRB Ser. 07-40, Class SE, IO, 4.268s, 2037	125,085	8,833
FRB Ser. 07-42, Class SC, IO, 4.268s, 2037	243,206	18,077
FRB Ser. 07-41, Class SM, IO, 4.218s, 2037	351,560	28,747
FRB Ser. 07-41, Class SN, IO, 4.218s, 2037	358,768	29,336
FRB Ser. 07-40, Class SG, IO, 4.198s, 2037	275,945	19,583
FRB Ser. 07-45, Class QA, IO, 4.158s, 2037	242,565	17,213
FRB Ser. 07-45, Class QB, IO, 4.118s, 2037	242,565	16,960
FRB Ser. 07-59, Class SC, IO, 4.018s, 2037	336,406	22,669
FRB Ser. 07-71, Class TA, zero %, 2037	329,384	366,951
FRB Ser. 07-71, Class UC, zero %, 2037	75,474	88,596
FRB Ser. 07-61, Class YC, zero %, 2037	454,956	452,374
FRB Ser. 07-33, Class TB, zero %, 2037	399,920	356,589
FRB Ser. 07-6, Class TD, zero %, 2037	385,767	345,201
FRB Ser. 98-2, Class EA, PO, zero %, 2028	48,111	40,145
IFB Ser. 07-51, Class SP, 24.589s, 2037	88,750	103,994
IFB Ser. 05-66, Class SP, 12.596s, 2035	324,366	324,203
IFB Ser. 08-29, Class SA, IO, 5.298s, 2038	6,349,429	603,691
IFB Ser. 08-42, Class AI, IO, 5.219s, 2038	6,861,588	1,002,476
IFB Ser. 06-69, Class SI, IO, 4.898s, 2036	1,198,595	118,103
IFB Ser. 06-61, Class SM, IO, 4.898s, 2036	2,056,700	159,723
IFB Ser. 06-62, Class SI, IO, 4.898s, 2036	993,114	84,722
IFB Ser. 07-1, Class SL, IO, 4.878s, 2037	441,457	39,040
IFB Ser. 07-1, Class SM, IO, 4.868s, 2037	441,457	38,920
IFB Ser. 06-62, Class SA, IO, 4.858s, 2036	1,435,947	122,460
IFB Ser. 06-64, Class SB, IO, 4.858s, 2036	1,428,611	131,379
IFB Ser. 05-68, Class PU, IO, 4.818s, 2032	1,007,579	102,553
IFB Ser. 04-59, Class SC, IO, 4.729s, 2034	628,459	63,369
IFB Ser. 04-26, Class IS, IO, 4.729s, 2034	1,203,710	77,356
IFB Ser. 07-47, Class SA, IO, 4.629s, 2036	1,594,613	157,442
IFB Ser. 07-49, Class NY, IO, 4.618s, 2035	2,970,726	260,383
IFB Ser. 07-35, Class NY, IO, 4.429s, 2035	1,788,000	142,403
IFB Ser. 07-26, Class SG, IO, 4.368s, 2037	1,450,861	123,202

COLLATERALIZED MORTGAGE OBLIGATIONS (39.5%)* continued

	Principal amount	Value

Government National Mortgage Association
IFB Ser. 07-9, Class BI, IO, 4.338s, 2037	$2,814,459	$214,132
IFB Ser. 07-26, Class SD, IO,
4.329s, 2037	1,461,798	113,149
IFB Ser. 07-31, Class CI, IO,
4.328s, 2037	765,832	55,374
IFB Ser. 07-25, Class SA, IO,
4.318s, 2037	1,025,880	73,983
IFB Ser. 07-25, Class SB, IO,
4.318s, 2037	2,081,135	157,078
IFB Ser. 07-22, Class S, IO,
4.318s, 2037	803,783	75,063
IFB Ser. 07-11, Class SA, IO,
4.318s, 2037	795,408	65,014
IFB Ser. 07-14, Class SB, IO,
4.318s, 2037	761,966	62,397
IFB Ser. 06-69, Class SA, IO,
4.318s, 2036	2,308,355	190,736
IFB Ser. 05-84, Class AS, IO,
4.318s, 2035	2,790,611	231,424
IFB Ser. 07-40, Class SB, IO,
4.268s, 2037	2,344,943	173,930
IFB Ser. 07-51, Class SJ, IO,
4.268s, 2037	992,608	88,265
IFB Ser. 07-53, Class SY, IO,
4.253s, 2037	2,692,694	250,243
IFB Ser. 07-58, Class PS, IO,
4.218s, 2037	799,476	63,698
IFB Ser. 04-88, Class S, IO,
4.218s, 2032	1,439,460	87,717
IFB Ser. 07-59, Class PS, IO,
4.188s, 2037	778,218	60,189
IFB Ser. 07-59, Class SP, IO,
4.188s, 2037	268,485	21,226
IFB Ser. 07-48, Class SB, IO,
4.179s, 2037	1,241,803	82,618
IFB Ser. 06-38, Class SG, IO,
4.168s, 2033	3,102,356	212,561
IFB Ser. 07-53, Class SG, IO,
4.118s, 2037	597,177	39,801
IFB Ser. 07-74, Class SI, IO,
4.099s, 2037	1,669,064	123,093
IFB Ser. 07-51, Class SG, IO,
4.098s, 2037	5,107,136	354,801
IFB Ser. 07-17, Class AI, IO,
4.079s, 2037	3,624,011	287,408
IFB Ser. 08-3, Class SA, IO,
4.068s, 2038	1,857,308	115,192
IFB Ser. 07-79, Class SY, IO,
4.068s, 2037	3,709,956	227,730
IFB Ser. 07-64, Class AI, IO,
4.068s, 2037	3,998,735	269,925
IFB Ser. 07-53, Class ES, IO,
4.068s, 2037	894,884	50,048

17

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.5%)* continued

	Principal amount	Value

Government National Mortgage Association
IFB Ser. 07-78, Class SA, IO,
4.059s, 2037	$5,711,927	$387,834
IFB Ser. 08-2, Class SB, IO,
4.038s, 2038	5,263,097	324,386
IFB Ser. 07-10, Class SB, IO,
4.038s, 2037	6,366,833	480,073
IFB Ser. 08-4, Class SA, IO,
4.034s, 2038	10,172,240	622,996
IFB Ser. 08-2, Class SM, IO,
4.029s, 2038	4,031,124	289,435
IFB Ser. 07-9, Class AI, IO,
4.029s, 2037	1,770,314	131,700
IFB Ser. 07-9, Class DI, IO,
4.028s, 2037	1,442,630	98,576
IFB Ser. 07-57, Class QA, IO,
4.018s, 2037	2,072,804	124,545
IFB Ser. 07-58, Class SA, IO,
4.018s, 2037	1,304,025	81,498
IFB Ser. 07-58, Class SC, IO,
4.018s, 2037	1,629,924	86,889
IFB Ser. 07-59, Class SA, IO,
4.018s, 2037	6,171,369	368,790
IFB Ser. 07-61, Class SA, IO,
4.018s, 2037	1,108,619	72,729
IFB Ser. 07-53, Class SC, IO,
4.018s, 2037	953,821	53,984
IFB Ser. 06-26, Class S, IO,
4.018s, 2036	8,734,797	689,678
IFB Ser. 08-15, Class CI, IO,
4.008s, 2038	8,412,439	507,933
IFB Ser. 07-58, Class SD, IO,
4.008s, 2037	1,578,824	82,992
IFB Ser. 08-9, Class SK, IO,
3.998s, 2038	3,241,071	258,610
IFB Ser. 08-6, Class SC, IO,
3.993s, 2038	8,512,123	515,724
IFB Ser. 07-59, Class SD, IO,
3.988s, 2037	449,615	27,416
IFB Ser. 06-49, Class SA, IO,
3.978s, 2036	2,743,642	186,191
IFB Ser. 08-40, Class SA, IO,
3.929s, 2038	14,678,324	1,056,047
IFB Ser. 05-71, Class SA, IO,
3.889s, 2035	3,254,385	233,053
IFB Ser. 05-65, Class SI, IO,
3.868s, 2035	1,082,238	81,967
IFB Ser. 06-7, Class SB, IO,
3.838s, 2036	287,959	18,826
IFB Ser. 06-16, Class SX, IO,
3.808s, 2036	3,060,960	220,561
IFB Ser. 07-17, Class IB, IO,
3.768s, 2037	781,853	51,569
IFB Ser. 06-14, Class S, IO,
3.768s, 2036	1,213,927	83,234

COLLATERALIZED MORTGAGE OBLIGATIONS (39.5%)* continued

Principal amount		Value

Government National Mortgage Association
IFB Ser. 05-57, Class PS, IO,
3.768s, 2035	$1,960,059	$136,987
IFB Ser. 06-11, Class ST, IO,
3.758s, 2036	763,962	51,398
IFB Ser. 07-25, Class KS, IO,
3.729s, 2037	1,809,368	138,274
IFB Ser. 07-21, Class S, IO,
3.729s, 2037	81,630	4,992
IFB Ser. 07-27, Class SD, IO,
3.718s, 2037	740,127	42,799
IFB Ser. 07-19, Class SJ, IO,
3.718s, 2037	1,249,479	72,818
IFB Ser. 07-23, Class ST, IO,
3.718s, 2037	1,622,303	90,912
IFB Ser. 07-9, Class CI, IO,
3.718s, 2037	1,864,386	110,300
IFB Ser. 07-7, Class EI, IO,
3.718s, 2037	823,796	47,949
IFB Ser. 07-7, Class JI, IO,
3.718s, 2037	2,196,462	145,078
IFB Ser. 07-1, Class S, IO,
3.718s, 2037	1,725,679	100,895
IFB Ser. 07-3, Class SA, IO,
3.718s, 2037	1,651,192	96,225
IFB Ser. 07-31, Class AI, IO,
3.709s, 2037	993,628	91,335
IFB Ser. 05-17, Class S, IO,
3.698s, 2035	1,554,970	109,826
IFB Ser. 07-62, Class S, IO,
3.679s, 2037	1,887,401	116,193
IFB Ser. 07-43, Class SC, IO,
3.629s, 2037	1,408,233	82,580
IFB Ser. 05-3, Class SN, IO,
3.618s, 2035	4,234,015	267,768
IFB Ser. 04-41, Class SG, IO,
3.518s, 2034	4,414,522	179,616
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	589,263	147,940
Ser. 99-31, Class MP, PO, zero %, 2029	149,052	131,001
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3,
5.993s, 2045	295,000	286,276
Ser. 06-GG6, Class A2, 5.506s,
2038 (F)	1,099,000	1,096,806
HASCO NIM Trust 144A Ser. 05-OP1A,
Class A, 6 1/4s, 2035 (Cayman Islands)	67,293	6,729
HSI Asset Loan Obligation FRB
Ser. 07-AR1, Class 2A1, 6.135s, 2037	3,391,387	2,797,894
IMPAC Secured Assets Corp. FRB
Ser. 07-2, Class 1A1A, 2.593s, 2037 (F)	337,740	291,210
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1,
6.333s, 2036	765,121	610,567
FRB Ser. 07-AR15, Class 1A1,
6.248s, 2037	1,922,292	1,518,610

18

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.5%)* continued

Principal amount		Value

IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR9, Class 2A1,
6.077s, 2037	$1,928,829	$1,523,775
FRB Ser. 07-AR11, Class 1A1,
5.65s, 2037 (F)	1,050,808	704,608
FRB Ser. 05-AR31, Class 3A1,
5.643s, 2036 (F)	3,509,050	2,632,351
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1,
6.069s, 2036	1,224,011	942,611
FRB Ser. 06-A1, Class 5A1,
5.894s, 2036	1,355,764	1,084,611
FRB Ser. 06-A6, Class 1A1,
2.553s, 2036	1,233,085	902,816
JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 07-LD12, Class AM,
6.261s, 2051	540,000	500,342
FRB Ser. 07-LD12, Class A3,
6.189s, 2051	2,582,000	2,504,127
FRB Ser. 07-LD11, Class A3,
6.007s, 2049 (F)	368,000	354,951
Ser. 07-CB20, Class A3, 5.863s, 2051	739,000	710,135
Ser. 07-CB20, Class A4, 5.794s, 2051	477,000	456,055
Ser. 08-C2, Class X, IO, 0.647s, 2051	54,620,514	1,489,263
JPMorgan Chase Commercial Mortgage
Securities Corp. 144A Ser. 07-CB20,
Class X1, IO, 0.067s, 2051	53,229,167	607,345
LB Commercial Conduit Mortgage
Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	199,915	144,895
Ser. 98-C4, Class J, 5.6s, 2035	379,000	328,520
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	804,000	797,088
Ser. 07-C7, Class XW, IO, 0.526s, 2045	51,591,266	1,208,732
LB-UBS Commercial Mortgage Trust 144A
Ser. 07-C7, Class XCL, IO, 0.087s, 2045	21,779,780	216,012
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 25.185s, 2037	555,244	625,190
IFB Ser. 07-5, Class 8A2, IO,
5.238s, 2036	988,964	82,863
IFB Ser. 07-4, Class 3A2, IO,
4.718s, 2037	888,562	73,596
IFB Ser. 06-5, Class 2A2, IO,
4.668s, 2036	1,781,757	139,894
IFB Ser. 07-2, Class 2A13, IO,
4.208s, 2037	1,514,198	123,601
IFB Ser. 06-7, Class 2A5, IO,
4.183s, 2036	2,722,098	210,693
IFB Ser. 06-9, Class 2A2, IO,
4.138s, 2037	1,768,976	148,056
IFB Ser. 06-7, Class 2A4, IO,
4.068s, 2036	2,924,544	199,938

COLLATERALIZED MORTGAGE OBLIGATIONS (39.5%)* continued

Principal amount		Value

Lehman Mortgage Trust
IFB Ser. 06-6, Class 1A2, IO,
4.018s, 2036	$1,077,563	$70,728
IFB Ser. 06-6, Class 1A3, IO,
4.018s, 2036	1,555,476	107,971
Local Insight Media Finance, LLC
Ser. 07-1W, Class A1, 5.53s, 2012	1,427,655	1,335,428
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s,
2040 (Canada)	463,000	171,310
Ser. 04-1A, Class K, 5.45s,
2040 (Canada)	167,000	53,440
Ser. 04-1A, Class L, 5.45s,
2040 (Canada)	76,000	22,800
MASTR Adjustable Rate Mortgages Trust FRB
Ser. 04-13, Class 3A6, 3.788s, 2034	190,000	179,246
MASTR Alternative Loans Trust
Ser. 06-3, Class 1A1, 6 1/4s, 2036	1,194,823	896,117
Merrill Lynch Capital Funding Corp.
Ser. 06-4, Class XC, IO, 0.099s, 2049	43,558,286	521,815
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.274s, 2035	295,814	289,356
Ser. 96-C2, Class JS, IO, 2.263s, 2028	905,383	59,040
Merrill Lynch Mortgage Trust FRB
Ser. 07-C1, Class A3, 6.023s, 2050	196,000	190,395
Merrill Lynch/Countrywide Commercial
Mortgage Trust FRB Ser. 07-8, Class A2,
6.119s, 2049	358,000	351,926
Mezz Cap Commercial Mortgage Trust
Ser. 07-C5, Class X, 4.867s, 2017	2,113,773	506,691
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043	611,000	627,393
FRB Ser. 07-IQ14, Class AM, 5.877s, 2049	218,000	195,915
Ser. 98-CF1, Class E, 7.35s, 2032	915,000	929,848
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039	1,380,000	772,800
Ser. 07-HQ13, Class X1, IO,
0.823s, 2044	23,507,305	733,898
Morgan Stanley Mortgage Loan Trust Ser.
05-5AR, Class 2A1, 5.275s, 2035	883,361	648,828
Mortgage Capital Funding, Inc.
Ser. 97-MC2, Class X, IO, 1.988s, 2012	2,546	1
Permanent Financing PLC 144A FRB
Ser. 9A, Class 3A, 2.796s, 2033
(United Kingdom)	1,183,000	1,153,425
Permanent Master Issuer PLC FRB Ser. 07-1,
Class 4A, 2.793s, 2033 (United Kingdom)	1,428,000	1,374,450
PNC Mortgage Acceptance Corp. 144A
Ser. 00-C1, Class J, 6 5/8s, 2010	157,000	113,084
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO,
4.208s, 2037	3,464,846	291,970
Ser. 07-A5, Class 2A3, 6s, 2037	2,725,207	2,439,060

19

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.5%)* continued

	Principal amount		Value

Residential Mortgage Securities 144A
FRB Ser. 20A, Class B1A, 6.491s, 2038
(United Kingdom)	GBP	80,560	$96,343
SBA CMBS Trust 144A Ser. 05-1A,
Class E, 6.706s, 2035		$222,000	206,216
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018
(Cayman Islands)		133,000	101,080
Ser. 03-1A, Class N, 5s, 2018
(Cayman Islands)		158,000	113,760
Ser. 04-1A, Class M, 5s, 2018
(Cayman Islands)		143,000	100,100
Ser. 04-1A, Class N, 5s, 2018
(Cayman Islands)		137,000	86,310
Structured Adjustable Rate Mortgage
Loan Trust FRB Ser. 06-9, Class 1A1,
5.694s, 2036		952,770	748,211
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
3.768s, 2037		2,900,365	178,859
Ser. 07-4, Class 1A4, IO, 1s, 2037		3,110,963	83,786
Structured Asset Securities Corp. 144A
IFB Ser. 08-01, Class 1A2, IO, 3.588s,
2045 (acquired 3/4/08, cost $191,527) ‡		2,834,655	162,837
Ser. 07-RF1, Class 1A, IO, 3.399s, 2037		3,982,941	179,439
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E,
7.095s, 2014 (Ireland)	GBP	165,399	304,167
FRB Ser. 05-CT1A, Class D,
7.095s, 2014 (Ireland)	GBP	328,253	523,210
URSUS EPC 144A FRB Ser. 1-A,
Class D, 6.938s, 2012 (Ireland)	GBP	179,005	322,647
Wachovia Bank Commercial
Mortgage Trust
Ser. 07-C30, Class A3,
5.246s, 2043		$4,186,000	4,087,313
Ser. 07-C34, IO, 0.52s, 2046		14,097,193	304,499
Wachovia Bank Commercial Mortgage
Trust 144A FRB
Ser. 05-WL5A, Class L, 5.771s, 2018		363,000	290,400
Wells Fargo Mortgage Backed
Securities Trust Ser. 05-AR13, Class 1A4,
IO, 0.742s, 2035		7,626,626	49,573

Total collateralized mortgage
obligations (cost $165,771,345)			$170,385,299

CORPORATE BONDS AND NOTES (20.0%)*

	Principal amount		Value

Basic Materials (1.4%)
Algoma Acquisition Corp. 144A unsec.
notes 9 7/8s, 2015 (Canada)		$62,000	$58,900
Bayer AG jr. unsec. sub. bond FRB 5s,
2105 (Germany)	EUR	156,000	208,517
Builders FirstSource, Inc. company
guaranty sr. sec. notes FRN 6.926s, 2012		$220,000	149,600

CORPORATE BONDS AND NOTES (20.0%)* continued

	Principal amount		Value

Basic Materials continued
Compass Minerals International, Inc.
sr. disc. notes Ser. B, 12s 2013		$146,000	$153,665
Domtar Corp. company guaranty Ser. *,
7 7/8s, 2011 (Canada)		120,000	120,600
Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes 8 3/8s, 2017		619,000	654,593
Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes 8 1/4s, 2015		311,000	321,108
Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes FRN 5.883s, 2015		110,000	110,026
Georgia-Pacific Corp. debs. 9 1/2s, 2011		75,000	76,219
Georgia-Pacific Corp. notes 8 1/8s, 2011		40,000	39,500
Gerdau Ameristeel Corp. sr. notes
10 3/8s, 2011 (Canada)		305,000	316,819
Hexion U.S. Finance Corp./Hexion
Nova Scotia Finance, ULC company
guaranty 9 3/4s, 2014		260,000	235,300
Huntsman International, LLC company
guaranty sr. unsec. sub. notes 7 7/8s, 2014		759,000	694,485
Momentive Performance Materials, Inc.
company guaranty sr. unsec. notes
9 3/4s, 2014		196,000	167,580
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016		165,000	175,725
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 3/8s, 2014		100,000	104,500
NewPage Corp. company guaranty 10s, 2012		312,000	315,900
NewPage Holding Corp. sr. notes FRN
9.986s, 2013 ‡‡		67,601	65,235
Norske Skog Canada, Ltd. company
guaranty Ser. D, 8 5/8s, 2011 (Canada)		9,000	7,650
Novelis, Inc. company guaranty
7 1/4s, 2015		86,000	81,270
Rhodia SA sr. unsec. FRN 7.497s, 2
013 (France)	EUR	350,000	490,857
Rockwood Specialties Group, Inc.
company guaranty 7 5/8s, 2014	EUR	200,000	286,317
Steel Dynamics, Inc. company
guaranty sr. unsec. unsub. notes
6 3/4s, 2015		$675,000	646,313
Steel Dynamics, Inc. 144A sr. notes
7 3/4s, 2016		133,000	132,335
Stone Container Corp. sr. notes
8 3/8s, 2012		310,000	272,025
			5,885,039

Capital Goods (1.4%)
Alliant Techsystems, Inc. sr. sub. notes
6 3/4s, 2016		72,000	69,840
Berry Plastics Corp. company guaranty
sr. sec. notes FRN 7.568s, 2015		645,000	617,588
Bombardier, Inc. 144A sr. unsec. notes
FRN 7.981s, 2013 (Canada)	EUR	160,000	251,682
Bombardier, Inc. 144A unsec. notes
6 3/4s, 2012 (Canada)		$1,350,000	1,319,625

20

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (20.0%)* continued

Principal amount			Value

Capital Goods continued
Crown Americas, LLC/Crown Americas
Capital Corp. sr. notes 7 5/8s, 2013		$383,000	$382,043
General Cable Corp. company guaranty
sr. unsec. notes FRN 5.073s, 2015		155,000	137,563
Hawker Beechcraft Acquisition Co., LLC
sr. sub. notes 9 3/4s, 2017		197,000	197,000
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		55,000	53,488
L-3 Communications Corp. company
guaranty sr. unsec. sub. notes 6 1/8s, 2014		528,000	495,000
L-3 Communications Corp. sr. sub. notes
5 7/8s, 2015		408,000	376,380
Legrand SA unsec. unsub. debs. 8 1/2s,
2025 (France)		858,000	964,709
Owens-Illinois, Inc. debs. 7 1/2s, 2010		79,000	80,383
RBS Global, Inc. / Rexnord Corp. company
guaranty 9 1/2s, 2014		484,000	467,060
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		378,000	375,165
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		100,000	101,500
Terex Corp. company guaranty 7 3/8s, 2014		250,000	246,250
			6,135,276

Communication Services (1.4%)
American Tower Corp. 144A sr. notes 7s, 2017		325,000	321,750
Cincinnati Bell, Inc. company guaranty 7s, 2015		442,000	412,165
Cricket Communications, Inc. company
guaranty sr. unsec. notes Ser. *, 9 3/8s, 2014		195,000	187,688
Cricket Communications, Inc. 144A company
guaranty sr. notes 10s, 2015		500,000	490,000
Digicel Group, Ltd. 144A sr. unsec. notes
8 7/8s, 2015 (Jamaica)		200,000	188,750
Digicel, Ltd. 144A sr. unsec. unsub. notes
9 1/4s, 2012 (Jamaica)		200,000	205,750
Inmarsat Finance PLC company guaranty
stepped-coupon zero % (10 3/8s, 11/15/08),
2012 (United Kingdom) ††		581,000	586,810
iPCS, Inc. company guaranty sr. sec. notes
FRN 4.998s, 2013		105,000	94,500
MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014		70,000	67,375
PAETEC Holding Corp. company
guaranty sr. unsec. unsub. notes 9 1/2s, 2015		110,000	101,475
Qwest Communications International, Inc.
company guaranty 7 1/2s, 2014		273,000	259,350
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		55,000	52,938
Qwest Corp. sr. unsec. unsub. notes
8 7/8s, 2012		947,000	965,940
Qwest Corp. sr. unsec. unsub. notes
7 1/4s, 2025		148,000	130,980
Rural Cellular Corp. sr. unsec. sub. notes
FRN 5.682s, 2013		145,000	146,813
West Corp. company guaranty
9 1/2s, 2014		95,000	85,500
Wind Aquisition Fin. SA notes 9 3/4s,
2015 (Netherlands)	EUR	995,000	1,574,861
			5,872,645

CORPORATE BONDS AND NOTES (20.0%)* continued

Principal amount		Value
Consumer Cyclicals (2.6%)
Allison Transmission 144A company
guaranty 11s, 2015	$65,000	$58,175
Bon-Ton Stores, Inc. (The) company
guaranty 10 1/4s, 2014	130,000	85,313
Boyd Gaming Corp. sr. sub. notes
6 3/4s, 2014	121,000	93,170
CanWest Media, Inc. company guaranty
8s, 2012 (Canada)	238,256	212,048
Cenveo Corp. 144A company guaranty
sr. unsec. notes 10 1/2s, 2016	220,000	217,800
D.R. Horton, Inc. company guaranty 8s, 2009	172,000	171,570
D.R. Horton, Inc. company
guaranty sr. unsub. notes 5s, 2009	236,000	231,575
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	640,000	614,400
FelCor Lodging LP company guaranty
8 1/2s, 2011 (R)	427,000	417,393
Ford Motor Credit Co., LLC sr. notes
9 7/8s, 2011	503,000	422,563
Ford Motor Credit Co., LLC sr. unsec.
notes 9 3/4s, 2010	316,000	272,752
Ford Motor Credit Co., LLC unsec.
notes 7 3/8s, 2009	139,000	126,598
Hanesbrands, Inc. company guaranty sr.
unsec. notes FRN Ser. B, 6.508s, 2014	230,000	213,900
Host Marriott LP sr. notes Ser. M, 7s,
2012 (R)	615,000	581,175
Jostens IH Corp. company guaranty
7 5/8s, 2012	454,000	446,055
Lamar Media Corp. sr. unsec. sub. notes
Ser. C, 6 5/8s, 2015	140,000	127,400
Levi Strauss & Co. sr. unsec. notes
8 7/8s, 2016	205,000	199,363
Levi Strauss & Co. sr. unsec. unsub.
notes 9 3/4s, 2015	502,000	504,510
Mashantucket Western Pequot Tribe
144A bonds 8 1/2s, 2015	320,000	282,400
Meritage Homes Corp. company
guaranty 6 1/4s, 2015	104,000	83,460
Meritage Homes Corp. sr. notes 7s, 2014	32,000	25,920
Meritor Automotive, Inc. notes 6.8s, 2009	269,000	264,629
MGM Mirage, Inc. company guaranty
8 1/2s, 2010	395,000	390,063
MGM Mirage, Inc. company guaranty
6s, 2009	881,000	866,684
NTK Holdings, Inc. sr. disc. notes
zero %, 2014	87,000	39,585
Oxford Industries, Inc. sr. notes
8 7/8s, 2011	390,000	376,350
Pinnacle Entertainment, Inc. company
guaranty sr. unsec. sub. notes 7 1/2s, 2015	240,000	183,600
Pinnacle Entertainment, Inc. sr. sub.
notes 8 1/4s, 2012	251,000	246,608
Pulte Homes, Inc. company guaranty
7 7/8s, 2011	608,000	598,880

21

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (20.0%)* continued

Principal amount		Value

Consumer Cyclicals continued
Quebecor Media, Inc. sr. unsec. notes Ser. *,
7 3/4s, 2016 (Canada)	$60,000	$55,800
Realogy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014 (R)	510,000	354,450
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	55,000	45,100
Station Casinos, Inc. sr. notes 6s, 2012	290,000	230,550
Tenneco Automotive, Inc. company
guaranty 8 5/8s, 2014	44,000	38,830
Tenneco, Inc. 144A sr. unsec. notes
8 1/8s, 2015	310,000	280,550
Texas Industries, Inc. sr. unsec. notes
7 1/4s, 2013	267,000	265,665
THL Buildco, Inc. (Nortek Holdings, Inc.)
sr. sub. notes 8 1/2s, 2014	214,000	136,960
THL Buildco, Inc. (Nortek Holdings, Inc.)
144A sr. sec. notes 10s, 2013	108,000	103,140
Toll Brothers, Inc. company guaranty
sr. unsec. sub. notes 8 1/4s, 2011	590,000	572,300
Tropicana Entertainment, LLC sr. sub.
notes 9 5/8s, 2014 (In default) †	220,000	104,500
Trump Entertainment Resorts, Inc.
sec. notes 8 1/2s, 2015	217,000	135,083
Vertis, Inc. company guaranty Ser. B,
10 7/8s, 2009 (In default) †	469,000	206,360
Vertis, Inc. 144A unsec. sub. notes
13 1/2s, 2009 (In default) †	121,000	4,235
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 1st mtge. 6 5/8s, 2014	428,000	391,620
		11,279,082

Consumer Staples (2.0%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	445,000	391,600
AMC Entertainment, Inc. company
guaranty 11s, 2016	208,000	205,920
AMC Entertainment, Inc. sr. sub. notes
8s, 2014	171,000	151,763
Archibald Candy Corp. company
guaranty 10s, 2008 (In default) (F) †	79,400	1,166
Avis Budget Car Rental, LLC company
guaranty 7 3/4s, 2016	205,000	157,338
CCH I Holdings, LLC company guaranty
12 1/8s, 2015	15,000	9,038
CCH II, LLC sr. unsec. notes 10 1/4s, 2010	190,000	183,825
CCH II, LLC sr. unsec. notes Ser. B,
10 1/4s, 2010	883,000	852,095
Church & Dwight Co., Inc. company
guaranty 6s, 2012	349,000	335,040
Cinemark, Inc. sr. disc. notes stepped-
coupon zero % (9 3/4s, 3/15/09), 2014 ††	370,000	351,500
Clear Channel Communications, Inc.
sr. unsec. notes 5 1/2s, 2014	49,000	29,400
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	394,000	370,360
Del Monte Corp. company guaranty
6 3/4s, 2015	250,000	238,125

CORPORATE BONDS AND NOTES (20.0%)* continued

	Principal amount	Value

Consumer Staples continued
Del Monte Corp. sr. sub. notes
8 5/8s, 2012	$470,000	$477,050
DirecTV Holdings, LLC company
guaranty 6 3/8s, 2015	790,000	740,625
DirecTV Holdings, LLC 144A sr. notes
7 5/8s, 2016	110,000	108,350
Echostar DBS Corp. company
guaranty 6 5/8s, 2014	1,637,000	1,514,225
Grupo Televisa SA 144A sr. unsec.
notes 6s, 2018 (Mexico)	365,000	354,769
Liberty Media, LLC sr. notes 5.7s, 2013	116,000	103,956
Liberty Media, LLC sr. unsec. notes
7 7/8s, 2009	139,000	140,353
Nielsen Finance LLC/Nielsen Finance Co.
company guaranty 10s, 2014	2,000	2,015
Nielsen Finance LLC/Nielsen Finance Co.
company guaranty stepped-coupon zero %
(12 1/2s, 8/1/11), 2016 ††	318,000	218,625
Nielsen Finance LLC/Nielsen Finance Co.
144A company guaranty sr. unsec. notes
10s, 2014	135,000	139,219
Prestige Brands, Inc. sr. sub. notes
9 1/4s, 2012	302,000	302,000
Rainbow National Services, LLC 144A
sr. notes 8 3/4s, 2012	290,000	294,350
Rite Aid Corp. company guaranty
9 3/8s, 2015	201,000	134,670
Rite Aid Corp. sec. notes 7 1/2s, 2017	230,000	185,725
Sara Lee Corp. sr. unsec. unsub. notes
6 1/4s, 2011	250,000	255,952
United Rentals NA, Inc. company
guaranty 6 1/2s, 2012	29,000	26,100
Young Broadcasting, Inc. company
guaranty 10s, 2011	177,000	99,120
Young Broadcasting, Inc. sr. sub. notes
8 3/4s, 2014	61,000	34,160
		8,408,434

Energy (3.1%)
Arch Western Finance, LLC sr. notes
6 3/4s, 2013	1,110,000	1,087,800
Chaparral Energy, Inc. company guaranty
sr. unsec. notes 8 7/8s, 2017	235,000	203,863
CHC Helicopter Corp. sr. sub. notes
7 3/8s, 2014 (Canada)	595,000	617,313
Chesapeake Energy Corp. sr. notes
7 1/2s, 2013	903,000	903,000
Complete Production Services, Inc.
company guaranty 8s, 2016	380,000	379,525
Comstock Resources, Inc. sr. notes
6 7/8s, 2012	420,000	412,650
Connacher Oil and Gas, Ltd. 144A sec.
notes 10 1/4s, 2015 (Canada)	175,000	184,625

22

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (20.0%)* continued

Principal amount			Value

Energy continued
Denbury Resources, Inc. sr. sub. notes
7 1/2s, 2015		$235,000	$233,825
Dong Energy A/S jr. unsec. sub. notes
FRN 5 1/2s, 2035 (Denmark)	EUR	156,000	224,506
El Paso Natural Gas Co. debs.
8 5/8s, 2022		$160,000	177,546
EXCO Resources, Inc. company
guaranty 7 1/4s, 2011		350,000	343,875
Forest Oil Corp. sr. notes 8s, 2011		465,000	478,950
Gaz Capital for Gazprom 144A sr.
unsec. notes 7.288s, 2037 (Luxembourg)		240,000	220,560
Gaz Capital SA 144A company guaranty
sr. unsec. bond 8.146s, 2018 (Luxembourg)		149,000	155,887
Gaz Capital SA 144A company guaranty
sr. unsec. bond 7.343s, 2013 (Luxembourg)		129,000	132,965
Gaz Capital SA 144A sr. unsec. 6.51s,
2022 (Luxembourg)		207,000	185,783
Harvest Operations Corp. sr. notes 7 7/8s,
2011 (Canada)		456,000	433,200
Helix Energy Solutions Group, Inc. 144A
sr. unsec. notes 9 1/2s, 2016		325,000	333,125
Hornbeck Offshore Services, Inc. sr. notes
Ser. B, 6 1/8s, 2014		395,000	379,200
Key Energy Services, Inc. 144A sr. notes
8 3/8s, 2014		150,000	153,000
Lukoil International Finance 144A company
guaranty 6.656s, 2022 (Netherlands)		430,000	390,763
Lukoil International Finance 144A company
guaranty 6.356s, 2017 (Netherlands)		180,000	169,425
Massey Energy Co. sr. notes 6 5/8s, 2010		225,000	225,000
Newfield Exploration Co. sr. sub. notes
6 5/8s, 2014		294,000	276,360
Offshore Logistics, Inc. company guaranty
6 1/8s, 2013		245,000	235,813
Oslo Seismic Services, Inc. 1st mtge.
8.28s, 2011		261,530	272,934
Pacific Energy Partners/Pacific Energy
Finance Corp. sr. notes 7 1/8s, 2014		290,000	292,442
Peabody Energy Corp. company
guaranty 7 3/8s, 2016		620,000	618,450
Pemex Finance, Ltd. bonds 9.69s, 2009
(Cayman Islands)		192,500	196,430
Pemex Project Funding Master Trust 144A
company guaranty 6 5/8s, 2035		380,000	374,909
Pemex Project Funding Master Trust 144A
company guaranty 5 3/4s, 2018		480,000	474,000
Pemex Project Funding Master Trust 144A
notes 6 5/8s, 2038		350,000	343,875
PetroHawk Energy Corp. company
guaranty 9 1/8s, 2013		220,000	225,500
Petroleum Co. of Trinidad & Tobago Ltd.
144A sr. unsec. notes 6s, 2022 (Trinidad)		650,000	611,039
Petroleum Development Corp. company
guaranty sr. unsec. notes 12s, 2018		205,000	216,788

CORPORATE BONDS AND NOTES (20.0%)* continued

		Principal amount	Value

Energy continued
Petroplus Finance, Ltd. company
guaranty 6 3/4s, 2014 (Bermuda)		$270,000	$244,350
Plains Exploration & Production Co.
company guaranty 7 3/4s, 2015		60,000	60,450
Plains Exploration & Production Co.
company guaranty 7s, 2017		60,000	57,600
Pride International, Inc. sr. unsec. notes
7 3/8s, 2014		420,000	418,950
SandRidge Energy, Inc. sr. notes 8s, 2018 (S)		290,000	291,450
Williams Cos., Inc. (The) sr. unsec. notes
7 5/8s, 2019		320,000	336,000
			13,573,726

Financial (4.7%)
Banco Do Brasil 144A sr. unsec. 5.98s,
2017 (Cayman Islands)	BRL	393,000	200,592
Banco Nacional de Desenvolvimento
Economico e Social 144A sr. unsec.
notes 6.369s, 2018 (Brazil)		$160,000	159,200
Bear Stearns Cos., Inc. (The) notes
Ser. MTN, 6.95s, 2012		885,000	920,198
Bosphorus Financial Services, Ltd.
144A sec. sr. notes FRN 4.476s, 2012
(Cayman Islands)		1,019,063	983,002
GMAC, LLC sr. unsec. unsub. notes
7 3/4s, 2010		66,000	56,439
GMAC, LLC sr. unsec. unsub. notes
7s, 2012		70,000	48,897
GMAC, LLC sr. unsec. unsub. notes
6 7/8s, 2012		471,000	322,530
GMAC, LLC sr. unsec. unsub. notes
6 7/8s, 2011		70,000	50,300
GMAC, LLC sr. unsec. unsub. notes
6 3/4s, 2014		934,000	616,856
GMAC, LLC sr. unsec. unsub. notes
6 5/8s, 2012		510,000	345,832
GMAC, LLC sr. unsec. unsub. notes
FRN 4.882s, 2014		52,000	34,182
Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037		215,000	199,040
HSBC Capital Funding LP/ Jersey
Channel Islands company guaranty sub.
FRB 5.13s, 2049 (Jersey)	EUR	208,000	277,941
HUB International Holdings, Inc.
144A sr. sub. notes 10 1/4s, 2015		$70,000	57,400
HUB International Holdings, Inc.
144A sr. unsec. unsub. notes 9s, 2014		50,000	45,250
iStar Financial, Inc. sr. unsec. notes
Ser. B, 4 7/8s, 2009 (R)		80,000	76,800
JPMorgan Chase & Co. 144A
sr. unsec. notes FRN 6.364s, 2011	RUB	28,000,000	1,200,640
JPMorgan Chase & Co. 144A sr.
unsec. FRN 6.46s, 2017		$500,000	496,350

23

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (20.0%)* continued

Principal amount			Value

Financial continued
JPMorgan Chase & Co. 144A unsec.
unsub. notes 0.189s, 2012	INR	14,000,000	$312,738
Lender Processing Services, Inc.
144A sr. unsec. notes 8 1/8s, 2016		$453,000	453,566
Leucadia National Corp. sr. unsec.
notes 8 1/8s, 2015		105,000	105,525
Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017		184,000	175,720
Liberty Mutual Insurance 144A
notes 7.697s, 2097		480,000	407,265
Merrill Lynch & Co., Inc. notes
5.45s, 2013		620,000	581,870
Merrill Lynch & Co., Inc. notes FRN
Ser. MTN, 3.12s, 2011		265,000	241,743
MetLife Capital Trust X 144A collateral
trust FRB 9 1/4s, 2068		700,000	791,168
Morgan Stanley sr. unsec. bonds
6.188s, 2017	BRL	1,360,000	643,850
Nuveen Investments, Inc. 144A
sr. notes 10 1/2s, 2015		$161,000	148,523
RSHB Capital SA for OJSC Russian
Agricultural Bank notes 6.299s,
2017 (Luxembourg)		495,000	456,712
RSHB Capital SA for OJSC Russian
Agricultural Bank sub. bonds FRB 6.97s,
2016 (Luxembourg)		250,000	241,370
Russian Agricultural Bank 144A notes
7 3/4s, 2018 (Luxembourg)		370,000	362,600
Russian Agricultural Bank 144A notes
7 1/8s, 2014 (Luxembourg)		370,000	364,894
UBS Luxembourg SA for Sberbank unsec.
sub. notes stepped-coupon 6.23s
(7.429s, 2/11/10), 2015 (Luxembourg) ††		1,040,000	1,031,254
USI Holdings Corp. 144A sr. unsec.
notes FRN 6.551s, 2014		45,000	37,575
VTB Capital unsec. sub. notes FRN
6.315s, 2015 (Luxembourg)		1,950,000	1,929,720
VTB Capital SA bonds 6 1/4s,
2035 (Luxembourg)		695,000	646,350
VTB Capital SA sr. notes 6 1/4s,
2035 (Luxembourg)		400,000	372,000
VTB Capital SA 144A notes 7 1/2s,
2011 (Luxembourg)		1,000,000	1,016,200
VTB Capital SA 144A notes 6 7/8s,
2018 (Luxembourg)		781,000	761,475
VTB Capital SA 144A sec. notes 6.609s,
2012 (Luxembourg)		3,315,000	3,237,396
			20,410,963

Health Care (1.3%)
Community Health Systems, Inc. company
guaranty 8 7/8s, 2015		490,000	493,063
DaVita, Inc. company guaranty 6 5/8s, 2013		119,000	114,240
Elan Finance PLC/Elan Finance Corp.
company guaranty 7 3/4s, 2011 (Ireland)		165,000	162,319

CORPORATE BONDS AND NOTES (20.0%)* continued

Principal amount		Value

Health Care continued
HCA, Inc. company guaranty sr. sec.
notes 9 5/8s, 2016 ‡‡	$400,000	$412,000
HCA, Inc. sr. sec. notes 9 1/4s, 2016	460,000	473,800
HCA, Inc. sr. unsec. notes 6 3/8s, 2015	164,000	136,120
HCA, Inc. sr. unsec. notes 5 3/4s, 2014	202,000	168,165
Omnicare, Inc. company guaranty
6 3/4s, 2013	170,000	159,800
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	460,000	420,900
Service Corporation International debs.
7 7/8s, 2013	63,000	62,528
Service Corporation International
sr. notes 7s, 2017	127,000	121,285
Stewart Enterprises, Inc. sr. notes
6 1/4s, 2013	542,000	514,900
Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	225,000	175,500
Surgical Care Affiliates, Inc. 144A sr. unsec.
notes 8 7/8s, 2015 ‡‡	75,000	65,625
Tenet Healthcare Corp. notes 7 3/8s, 2013	325,000	305,500
Tenet Healthcare Corp. sr. unsec.
unsub. notes 6 3/8s, 2011	447,000	428,003
US Oncology, Inc. company guaranty
9s, 2012	395,000	392,038
Vanguard Health Holding Co. II, LLC
sr. sub. notes 9s, 2014	372,000	368,280
Ventas Realty LP/Capital Corp.
company guaranty 9s, 2012 (R)	260,000	272,350
Ventas Realty LP/Capital Corp.
company guaranty 6 3/4s, 2010 (R)	153,000	152,235
Ventas Realty LP/Capital Corp.
sr. notes 6 5/8s, 2014 (R)	135,000	129,600
		5,528,251

Technology (0.8%)
Advanced Micro Devices, Inc. sr. notes
7 3/4s, 2012	253,000	218,213
Ceridian Corp. 144A sr. unsec. notes
11 1/4s, 2015	227,000	206,003
Compucom Systems, Inc. sr. sub. notes
12 1/2s, 2015	125,000	114,375
Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2014	378,000	307,125
Freescale Semiconductor, Inc. company
guaranty sr. unsec. sub. notes 10 1/8s,
2016 (S)	278,000	211,975
Freescale Semiconductor, Inc. company
guaranty sr. unsec. sub. notes 9 1/8s, 2014 ‡‡	276,000	214,590
Iron Mountain, Inc. company guaranty
8 5/8s, 2013	160,000	161,000
Iron Mountain, Inc. company guaranty
6 5/8s, 2016	140,000	130,900
Iron Mountain, Inc. company guaranty
sr. unsec. sub. notes 8s, 2020	440,000	432,850

24

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (20.0%)* continued

Principal amount		Value

Technology continued
New ASAT Finance, Ltd. company
guaranty 9 1/4s, 2011 (Cayman Islands)	$11,000	$7,040
Nortel Networks, Ltd. company guaranty
sr. unsec. notes 10 3/4s, 2016 (Canada)	180,000	178,200
Nortel Networks, Ltd. company guaranty
sr. unsec. notes FRN 6.963s, 2011 (Canada)	195,000	184,275
Nortel Networks, Ltd. 144A
company guaranty sr. unsec. notes
10 3/4s, 2016 (Canada)	149,000	147,510
Sanmina Corp. company guaranty sr. unsec.
sub. notes 6 3/4s, 2013	194,000	174,115
Sanmina Corp. sr. unsec. sub. notes
8 1/8s, 2016	303,000	272,700
SunGard Data Systems, Inc. company
guaranty 9 1/8s, 2013	256,000	258,560
Travelport LLC company guaranty 9 7/8s, 2014	141,000	125,138
Unisys Corp. sr. unsec. unsub. notes
12 1/2s, 2016	204,000	204,000
		3,548,569

Utilities & Power (1.3%)
AES Corp. (The) sr. unsec. unsub.
notes 8s, 2017	105,000	102,900
AES Corp. (The) 144A sec. notes
8 3/4s, 2013	178,000	184,898
CMS Energy Corp. sr. notes 7 3/4s, 2010	155,000	161,762
Colorado Interstate Gas Co. debs.
6.85s, 2037	290,000	274,916
Edison Mission Energy sr. unsec. notes
7 3/4s, 2016	109,000	108,455
Edison Mission Energy sr. unsec. notes
7 1/2s, 2013	122,000	121,085
Edison Mission Energy sr. unsec. notes
7.2s, 2019 (S)	205,000	191,163
Edison Mission Energy sr. unsec. notes
7s, 2017	140,000	130,900
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	395,000	360,438
Florida Power Corp. 1st mtge. sec. bond
5.65s, 2018	65,000	65,598
Ipalco Enterprises, Inc. 144A sr. sec. notes
7 1/4s, 2016	95,000	93,575
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	1,182,000	1,162,793
NRG Energy, Inc. sr. notes 7 3/8s, 2016	170,000	160,013
Orion Power Holdings, Inc. sr. unsec. notes
12s, 2010	550,000	594,000
PNM Resources, Inc. unsec. unsub. notes
9 1/4s, 2015	481,000	496,633
Teco Finance, Inc. company guaranty sr.
unsec. unsub. notes 7.2s, 2011	150,000	155,902
Teco Finance, Inc. company guaranty sr.
unsec. unsub. notes 7s, 2012	255,000	265,909
Teco Finance, Inc. company guaranty sr.
unsec. unsub. notes 6 3/4s, 2015	24,000	24,156
Tennessee Gas Pipeline Co. sr. unsec.
unsub. debs. 7 1/2s, 2017	127,000	133,811

CORPORATE BONDS AND NOTES (20.0%)* continued

	Principal amount		Value

Utilities & Power continued
Tennessee Gas Pipeline Co. sr. unsec.
unsub. debs. 7s, 2028		$65,000	$63,392
Transcontinental Gas Pipeline Corp.
sr. unsec. debs. 7 1/4s, 2026		350,000	357,875
Utilicorp United, Inc. sr. unsec. notes
9.95s, 2011		15,000	15,416
Vattenfall Treasury AB company
guaranty unsec. unsub. FRB 5 1/4s,
2049 (Sweden)	EUR	156,000	219,544
Williams Partners LP/ Williams
Partners Finance Corp. sr. unsec.
notes 7 1/4s, 2017		$105,000	105,000
			5,550,134

Total corporate bonds and notes (cost $90,662,812)			$86,192,119

FOREIGN GOVERNMENT BONDS AND NOTES (12.1%)*

	Principal amount		Value

Argentina (Republic of ) bonds 7s, 2013		$281,000	$217,073
Argentina (Republic of ) bonds Ser. $V,
10 1/2s, 2012	ARS	1,670,000	359,050
Argentina (Republic of ) bonds FRB
zero %, 2013		$2,362,000	1,124,312
Argentina (Republic of ) notes Ser. $dis,
8.28s, 2033		957,112	729,798
Argentina (Republic of ) sr. unsec.
unsub. bonds 7s, 2015		614,000	429,033
Argentina (Republic of ) sr. unsec.
unsub. bonds FRB 3.092s, 2012		4,673,750	3,934,026
Brazil (Federal Republic of ) bonds
6s, 2017		740,000	754,800
Brazil (Federal Republic of) notes
10s, 2012	BRL	61,700	355,505
Brazil (Federal Republic of ) notes
zero %, 2017	BRL	281,000	1,371,748
Canada (Government of ) bonds
Ser. WL43, 5 3/4s, 2029	CAD	585,000	704,639
Colombia (Republic of ) notes
10s, 2012 (S)		$1,359,000	1,574,741
Colombia (Republic of ) unsec.
unsub. bonds 7 3/8s, 2037		510,000	552,075
Colombia (Republic of ) unsec.
unsub. bonds 7 3/8s, 2017		340,000	369,750
Ecuador (Republic of ) bonds Ser.
REGS, 12s, 2012		1,350,072	1,377,073
Ecuador (Republic of ) regs notes
9 3/8s, 2015		100,000	103,000
Ghana (Republic of ) bonds 8 1/2s, 2017		235,000	241,016
Indonesia (Republic of ) 144A sr. unsec.
unsub. bonds Ser. JUN, 6 3/4s, 2014		280,000	280,350
Indonesia (Republic of ) 144A sr. unsec.
unsub. bonds 7 3/4s, 2038		550,000	517,000

25

Putnam VT Diversified Income Fund

FOREIGN GOVERNMENT BONDS AND NOTES (12.1%)* continued

	Principal amount		Value

Indonesia (Republic of ) bonds
14.275s, 2013	IDR 1,874,000,000		$210,990
Indonesia (Republic of ) bonds
14 1/4s, 2013	IDR 5,565,000,000		630,436
Indonesia (Republic of ) 144A
bonds 6 5/8s, 2037		$575,000	483,719
Japan (Government of ) CPI Linked
bonds Ser. 12, 1.2s, 2017	JPY	277,548,000	2,632,282
Japan (Government of ) CPI Linked
bonds Ser. 8, 1s, 2016	JPY	1,656,826,800	15,588,424
Mexican (Government of ) bonds
Ser. M 10, 8s, 2015	MXN	12,836,000	1,171,829
Peru (Republic of ) bonds
8 3/4s, 2033		$575,000	738,875
Russia (Federation of ) unsub.
5s, 2030		11,820	13,253
Russia (Federation of ) 144A unsub.
unsec. bonds 5s, 2030		2,210,906	2,478,979
South Africa (Republic of ) notes
5 7/8s, 2022		330,000	306,900
Sweden (Government of ) debs.
Ser. 1041, 6 3/4s, 2014	SEK	26,845,000	4,928,111
Turkey (Republic of ) notes
6 7/8s, 2036		$1,840,000	1,520,300
Ukraine (Government of ) 144A
bonds 6 3/4s, 2017		800,000	712,000
Ukraine (Government of ) 144A sr.
unsub. 6.58s, 2016 (S)		430,000	395,600
United Mexican States bonds
Ser. MTN, 8.3s, 2031		1,810,000	2,271,550
Venezuela (Republic of ) notes
10 3/4s, 2013		1,360,000	1,414,400
Venezuela (Republic of ) unsec. note
FRN Ser. REGS, 3.908s, 2011		690,000	621,000
Venezuela (Republic of ) unsub. bonds
5 3/8s, 2010		1,130,000	1,069,263

Total foreign government bonds and notes (cost $49,998,726)			$52,182,900

ASSET-BACKED SECURITIES (10.0%)*

	Principal amount		Value

Accredited Mortgage Loan Trust FRB
Ser. 05-1, Class M2, 3.173s, 2035		$150,000	$75,000
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C,
2.633s, 2036		94,000	54,520
FRB Ser. 06-HE3, Class A2C,
2.633s, 2036		100,000	78,493
Ace Securities Corp. 144A Ser. 03-MH1,
Class M2, 6 1/2s, 2030 (F)		42,171	37,004
Ameriquest Mortgage Securities, Inc.
FRB Ser. 03-8, Class M2, 4.233s, 2033		211,089	46,440
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		326,000	270,115
Ser. 04-1A, Class E, 6.42s, 2039		175,000	127,572

ASSET-BACKED SECURITIES (10.0%)* continued

	Principal amount	Value

Argent Securities, Inc.
FRB Ser. 03-W3, Class M3,
4.753s, 2033	$23,521	$3,293
FRB Ser. 06-W4, Class A2C,
2.643s, 2036	178,000	125,490
Asset Backed Funding Certificates FRB
Ser. 04-OPT2, Class M2, 3.483s, 2033	236,525	122,993
Asset Backed Securities Corp. Home
Equity Loan Trust
FRB Ser. 06-HE2, Class A3,
2.673s, 2036	38,589	33,537
FRB Ser. 06-HE4, Class A5,
2.643s, 2036	129,000	96,750
Asset Backed Securities Corp. Home
Equity Loan Trust 144A FRB Ser. 06-HE2,
Class M10, 4.983s, 2036	124,000	6
Aviation Capital Group Trust 144A FRB
Ser. 03-2A, Class G1, 3.182s, 2033	212,020	188,698
BankAmerica Manufactured Housing
Contract Trust Ser. 97-2, Class M, 6.9s, 2028	70,000	88,333
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 5.733s, 2034	223,000	156,889
FRB Ser. 06-PC1, Class M9, 4.233s, 2035	135,000	10,166
FRB Ser. 05-HE1, Class M3, 3.413s, 2035	210,000	69,300
Bear Stearns Asset Backed Securities, Inc.
144A FRB Ser. 06-HE2, Class M10,
4.733s, 2036	216,000	16,691
Bombardier Capital Mortgage
Securitization Corp.
FRB Ser. 00-A, Class A1, 2.631s, 2030	110,925	47,221
Ser. 00-A, Class A4, 8.29s, 2030	695,043	451,431
Ser. 00-A, Class A2, 7.575s, 2030	1,603,807	943,360
Ser. 99-B, Class A-5, 7.44s, 2020	46,967	29,589
Ser. 99-B, Class A4, 7.3s, 2016	510,764	269,786
Ser. 99-B, Class A3, 7.18s, 2015	854,535	512,892
Chase Credit Card Master Trust FRB
Ser. 03-3, Class C, 3.551s, 2010	110,000	109,929
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11,
4.983s, 2035	222,000	22,200
FRB Ser. 05-HE4, Class M12,
4.533s, 2035	327,244	16,362
FRB Ser. 05-OPT1, Class M1,
2.903s, 2035	41,642	27,433
Conseco Finance Securitizations Corp.
FRB Ser. 02-1, Class M1A, 4.521s, 2033	1,609,000	1,383,740
FRB Ser. 01-4, Class M1, 4.221s, 2033	241,000	103,967
Ser. 00-2, Class A5, 8.85s, 2030	943,327	753,907
Ser. 00-4, Class A6, 8.31s, 2032	2,447,811	2,059,221
Ser. 00-5, Class A7, 8.2s, 2032	214,000	166,321
Ser. 00-1, Class A5, 8.06s, 2031	693,658	554,927
Ser. 00-4, Class A5, 7.97s, 2032	148,093	109,545
Ser. 00-5, Class A6, 7.96s, 2032	449,045	355,419

26

Putnam VT Diversified Income Fund

ASSET-BACKED SECURITIES (10.0%)* continued

Principal amount			Value

Conseco Finance Securitizations Corp.
Ser. 02-1, Class M1F, 7.954s, 2033		$12,000	$10,891
Ser. 01-3, Class M2, 7.44s, 2033		44,327	2,332
Ser. 01-4, Class A4, 7.36s, 2033		161,262	151,522
Ser. 00-6, Class A5, 7.27s, 2031		58,508	53,254
Ser. 01-1, Class A5, 6.99s, 2032		92,533	85,490
Ser. 01-3, Class A4, 6.91s, 2033		2,445,216	2,299,237
Ser. 02-1, Class A, 6.681s, 2033		791,800	778,439
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 3.003s, 2035		41,000	27,060
FRB Ser. 05-14, Class 3A2, 2.723s, 2036		25,907	23,057
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s,
2038 (Cayman Islands)		361,000	252,700
DB Master Finance, LLC 144A Ser. 06-1,
Class M1, 8.285s, 2031		197,000	170,265
Equifirst Mortgage Loan Trust FRB Ser. 05-1,
Class M5, 3.153s, 2035		86,000	21,500
First Franklin Mortgage Loan Asset Backed
Certificates FRB Ser. 06-FF7, Class 2A3,
2.633s, 2036		154,000	130,472
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 2.813s, 2036		217,000	149,773
FRB Ser. 06-2, Class 2A3, 2.653s, 2036		309,000	236,385
Gears Auto Owner Trust 144A Ser. 05-AA,
Class E1, 8.22s, 2012		502,000	469,263
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.589s,
2043 (United Kingdom)	GBP	687,244	1,296,804
FRB Ser. 03-2, Class 2C1, 5.2s,
2043 (United Kingdom)	EUR	1,225,000	1,819,864
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$673,275	641,160
Ser. 94-4, Class B2, 8.6s, 2019		289,502	181,952
Ser. 93-1, Class B, 8.45s, 2018		294,792	251,576
Ser. 99-5, Class A5, 7.86s, 2030		3,103,887	2,641,408
Ser. 96-8, Class M1, 7.85s, 2027		304,000	250,982
Ser. 95-8, Class B1, 7.3s, 2026		285,417	240,036
Ser. 95-4, Class B1, 7.3s, 2025		289,077	265,980
Ser. 97-6, Class M1, 7.21s, 2029		182,000	133,060
Ser. 95-F, Class B2, 7.1s, 2021		29,459	22,094
Ser. 93-3, Class B, 6.85s, 2018		21,200	19,074
Ser. 99-3, Class A7, 6.74s, 2031		541,000	502,589
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		3,622,069	3,078,758
Ser. 99-5, Class M1A, 8.3s, 2026		119,000	107,195
Ser. 99-5, Class A4, 7.59s, 2028		42,451	41,602
GS Auto Loan Trust 144A Ser. 04-1,
Class D, 5s, 2011		298,512	298,183
GSAMP Trust FRB Ser. 06-HE5,
Class A2C, 2.633s, 2036		460,000	295,533

ASSET-BACKED SECURITIES (10.0%)* continued

Principal amount			Value

Guggenheim Structured Real Estate
Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 4.483s,
2030 (Cayman Islands)		$289,000	$149,211
FRB Ser. 05-1A, Class E, 4.283s,
2030 (Cayman Islands)		63,492	42,540
Home Equity Asset Trust FRB Ser. 06-1,
Class 2A4, 2.813s, 2036		108,000	70,200
Lehman ABS Manufactured Housing
Contract Ser. 01-B, Class A4, 5.27s, 2018		44,766	39,309
Lehman XS Trust FRB Ser. 07-6,
Class 2A1, 2.693s, 2037		1,098,749	792,967
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 5.481s, 2036
(Cayman Islands) (F)		660,000	329,759
FRB Ser. 02-1A, Class FFL, 5.231s, 2037
(Cayman Islands)		1,135,000	533,450
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 3.103s, 2035		240,000	100,800
FRB Ser. 06-4, Class 2A4, 2.743s, 2036		103,000	51,158
FRB Ser. 06-1, Class 2A3, 2.673s, 2036		141,000	119,145
Lothian Mortgages PLC 144A FRB
Ser. 3A, Class D, 6.684s, 2039
(United Kingdom)	GBP	700,000	1,288,853
Madison Avenue Manufactured
Housing Contract FRB
Ser. 02-A, Class B1, 5.733s, 2032		$925,076	666,055
MASTR Asset Backed Securities
Trust FRB Ser. 06-FRE2, Class A4,
2.633s, 2036		54,000	38,281
Mid-State Trust Ser. 11, Class B,
8.221s, 2038		96,611	80,701
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3,
5.683s, 2034		100,559	35,196
FRB Ser. 05-HE2, Class M5,
3.163s, 2035		150,000	45,000
FRB Ser. 05-HE1, Class M3,
3.003s, 2034		150,000	67,500
FRB Ser. 06-NC4, Class M2,
2.783s, 2036		210,000	21,000
N-Star Real Estate CDO, Ltd.
144A FRB Ser. 04-2A, Class C1,
4.483s, 2039 (Cayman Islands)		500,000	412,500
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		65,382	58,994
Ser. 04-B, Class C, 3.93s, 2012		35,513	32,215
New Century Home Equity Loan Trust
FRB Ser. 03-4, Class M3, 4.533s, 2033		13,122	1,050
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C,
2.643s, 2036		130,000	113,347
FRB Ser. 06-2, Class A2C,
2.633s, 2036		130,000	98,111

27

Putnam VT Diversified Income Fund

ASSET-BACKED SECURITIES (10.0%)* continued

Principal amount			Value

Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		$1,142,950	$662,225
Ser. 99-D, Class A1, 7.84s, 2029		706,295	571,605
Ser. 00-A, Class A2, 7.765s, 2017		100,119	76,471
Ser. 95-B, Class B1, 7.55s, 2021		150,000	84,000
Ser. 00-D, Class A4, 7.4s, 2030		709,000	460,850
Ser. 02-B, Class A4, 7.09s, 2032		294,823	274,863
Ser. 99-B, Class A4, 6.99s, 2026		759,135	676,389
Ser. 00-D, Class A3, 6.99s, 2022		403,385	387,895
Ser. 01-D, Class A4, 6.93s, 2031		397,424	269,612
Ser. 98-A, Class M, 6.825s, 2028		43,000	32,108
Ser. 01-E, Class A4, 6.81s, 2031		645,140	507,080
Ser. 01-C, Class A2, 5.92s, 2017		860,106	338,280
Ser. 01-D, Class A3, 5.9s, 2022		19,102	13,945
Ser. 02-C, Class A1, 5.41s, 2032 (F)		950,913	799,876
Ser. 01-E, Class A2, 5.05s, 2019		622,165	429,294
Ser. 02-A, Class A2, 5.01s, 2020		87,900	70,803
Oakwood Mortgage Investors, Inc. 144A
FRB Ser. 01-B, Class A2, 2.846s, 2018		53,361	40,480
Ser. 01-B, Class A4, 7.21s, 2030		141,785	115,867
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 9.216s,
2018 (Ireland)		627,000	551,760
FRB Ser. 05-A, Class E, 7.316s,
2012 (Ireland)		176,000	141,539
FRB Ser. 05-A, Class D, 4.216s,
2012 (Ireland)		175,000	140,000
Option One Mortgage Loan Trust FRB
Ser. 05-4, Class M11, 4.983s, 2035		290,000	31,900
Park Place Securities, Inc. FRB
Ser. 05-WCH1, Class M4, 3.313s, 2036		98,000	27,440
Park Place Securities, Inc. 144A FRB
Ser. 04-MHQ1, Class M10, 4.983s, 2034		54,350	3,261
People’s Financial Realty Mortgage
Securities Trust FRB Ser. 06-1, Class 1A2,
2.613s, 2036		197,000	157,600
Permanent Financing PLC
FRB Ser. 6, Class 3C, 7.576s, 2042
(United Kingdom)	GBP	686,000	1,350,517
FRB Ser. 3, Class 3C, 3.846s, 2042
(United Kingdom)		$280,000	277,383
Residential Asset Mortgage
Products, Inc.
FRB Ser. 06-NC3, Class A2,
2.673s, 2036		148,511	128,121
FRB Ser. 07-RZ1, Class A2,
2.643s, 2037		154,000	113,206
Residential Asset Securities Corp.
144A FRB Ser. 05-KS10, Class B,
5.233s, 2035		288,000	5,760
SAIL Net Interest Margin Notes
144A Ser. 03-3, Class A, 7 3/4s, 2033
(Cayman Islands) (In default) †		14,931	6

ASSET-BACKED SECURITIES (10.0%)* continued

Principal amount		Value

Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2,
3.133s, 2035	$150,000	$45,000
FRB Ser. 07-NC2, Class A2B,
2.623s, 2037	144,000	97,200
SG Mortgage Securities Trust FRB
Ser. 06-OPT2, Class A3D, PO, 2.693s, 2036	219,000	103,040
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3,
2.653s, 2036	104,000	80,600
FRB Ser. 06-3, Class A3, 2.643s, 2036	461,000	364,551
Soundview Home Equity Loan Trust 144A
FRB Ser. 05-4, Class M10, 4.983s, 2036	284,000	8,520
South Coast Funding 144A FRB Ser. 3A,
Class A2, 3.916s, 2038 (Cayman Islands)	120,000	600
Structured Asset Investment Loan Trust FRB
Ser. 06-BNC2, Class A6, 2.743s, 2036	104,000	50,349
Structured Asset Investment Loan Trust 144A
FRB Ser. 05-HE3, Class M11, 4.983s, 2035	319,000	6,774
Structured Asset Receivables Trust 144A
FRB Ser. 05-1, 3.318s, 2015	1,318,275	1,227,232
TIAA Real Estate CDO, Ltd. Ser. 03-1A,
Class E, 8s, 2038	395,000	218,905
TIAA Real Estate CDO, Ltd. 144A
Ser. 02-1A, Class IV, 6.84s, 2037	351,000	282,274
Whinstone Capital Management, Ltd.
144A FRB Ser. 1A, Class B3, 3.82s, 2044
(United Kingdom)	189,615	136,807

Total asset-backed securities (cost $50,619,362)		$43,017,360

SENIOR LOANS (9.6%)* (c)

Principal amount		Value

Basic Materials (1.0%)
Aleris International, Inc. bank term loan
FRN Ser. B, 4.563s, 2013	$275,798	$238,221
Domtar Corp. bank term loan FRN
3.779s, 2014 (Canada)	262,632	253,030
Georgia-Pacific, LLC bank term loan
FRN Ser. B, 4.449s, 2013	701,403	661,292
Georgia-Pacific, LLC bank term loan
FRN Ser. B2, 4.465s, 2012	197,500	186,206
Graphic Packaging Corp. bank term loan
FRN Ser. C, 5.587s, 2014	268,650	258,856
Hexion Specialty Chemicals, Inc. bank
term loan FRN Ser. C, 5.063s, 2013	14,850	13,317
Huntsman International, LLC bank
term loan FRN Ser. B, 4.233s, 2012	1,155,000	1,068,857
Momentive Performance Materials, Inc.
bank term loan FRN 4 3/4s, 2013	262,003	239,208
NewPage Holding Corp. bank term
loan FRN 6.563s, 2014	220,890	219,068
Novelis, Inc. bank term loan FRN
Ser. B, 4.7s, 2014	170,586	162,199

28

Putnam VT Diversified Income Fund

SENIOR LOANS (9.6%)* (c) continued

	Principal amount	Value

Basic Materials continued
Novelis, Inc. bank term loan FRN
Ser. B, 4.7s, 2014	$375,289	$356,837
Rockwood Specialties Group, Inc.
bank term loan FRN Ser. E, 4.399s, 2012	571,144	549,115
		4,206,206

Capital Goods (0.6%)
Allied Waste Industries, Inc. bank term
loan FRN 6.82s, 2012	75,096	74,116
Allied Waste Industries, Inc. bank term
loan FRN 4.268s, 2012	124,904	123,273
Berry Plastics Holding Corp. bank term
loan FRN 4.784s, 2015	99,000	89,383
Graham Packaging Co., LP bank term loan
FRN 4.982s, 2011	98,750	94,553
Hawker Beechcraft Acquisition Co., LLC
bank term loan FRN 2.1s, 2014	47,441	44,446
Hawker Beechcraft Acquisition Co., LLC
bank term loan FRN Ser. B, 4.801s, 2014	906,924	849,674
Hexcel Corp. bank term loan FRN Ser. B,
4.879s, 2012	197,499	193,549
Mueller Water Products, Inc. bank term
loan FRN Ser. B, 4.564s, 2014	261,692	247,517
Polypore, Inc. bank term loan FRN
Ser. B, 4.74s, 2014	190,662	182,559
Sensata Technologies BV bank term
loan FRN 4.663s, 2013 (Netherlands)	104,023	96,135
Sequa Corp. bank term loan FRN
6.025s, 2014	321,662	305,780
Transdigm, Inc. bank term loan FRN
4.801s, 2013	300,000	290,719
Wesco Aircraft Hardware Corp. bank
term loan FRN 5.06s, 2013	117,000	113,271
		2,704,975

Communication Services (0.8%)
Alltel Communications, Inc. bank term
loan FRN Ser. B2, 5.564s, 2015	588,518	584,251
Alltel Communications, Inc. bank term
loan FRN Ser. B3, 5.232s, 2015	612,000	607,563
Cricket Communications, Inc. bank term
loan FRN Ser. B, 6 1/2s, 2013	19,898	19,578
Crown Castle International Corp. bank
term loan FRN 4.301s, 2014	57,708	54,883
Fairpoint Communications, Inc. bank
term loan FRN Ser. B, 5 3/4s, 2015	390,000	348,284
Intelsat Corp. bank term loan FRN
Ser. B2, 5.184s, 2011	186,633	176,912
Intelsat Corp. bank term loan FRN
Ser. B2-A, 5.184s, 2013	186,689	176,965
Intelsat Corp. bank term loan FRN
Ser. B2-C, 5.184s, 2013	186,633	176,912
Intelsat, Ltd. bank term loan FRN
5.688s, 2014 (Bermuda)	375,000	330,000

SENIOR LOANS (9.6%)* (c) continued

	Principal amount	Value
Communication Services continued
Intelsat, Ltd. bank term loan FRN
Ser. B, 5.184s, 2013 (Bermuda)	$394,000	$382,673
Level 3 Communications, Inc. bank
term loan FRN 4.893s, 2014	117,000	107,903
MetroPCS Wireless, Inc. bank term
loan FRN 4.989s, 2013	263,783	251,789
PAETEC Holding Corp. bank term
loan FRN 5.363s, 2013	44,888	42,868
PAETEC Holding Corp. bank term
loan FRN Ser. B1, 4.983s, 2013	114,096	108,961
Time Warner Telecom, Inc. bank
term loan FRN Ser. B, 4.49s, 2013	184,911	176,822
West Corp. bank term loan FRN
5.092s, 2013	116,705	106,701
		3,653,065

Consumer Cyclicals (2.0%)
Allison Transmission bank term loan
FRN Ser. B, 5.333s, 2014	309,951	275,921
Aramark Corp. bank term loan
FRN 4.83s, 2014	6,989	6,589
Aramark Corp. bank term loan
FRN Ser. B, 4.676s, 2014	110,011	103,723
CCM Merger, Inc. bank term loan
FRN Ser. B, 4.764s, 2012	66,761	62,755
Cenveo, Inc. bank term loan FRN
Ser. C, 4.551s, 2014	176,859	165,805
Cenveo, Inc. bank term loan FRN
Ser. DD, 4.551s, 2014	5,893	5,525
Claire’s Stores, Inc. bank term loan
FRN 5.445s, 2014	271,454	196,295
Dana Corp. bank term loan FRN
6 3/4s, 2015	355,215	323,838
Dex Media West, LLC/Dex Media
Finance Co. bank term loan FRN Ser. B,
6.814s, 2014	335,000	326,765
GateHouse Media, Inc. bank term
loan FRN Ser. B, 4.93s, 2014	160,000	112,000
GateHouse Media, Inc. bank term
loan FRN Ser. B, 4.65s, 2014	440,598	309,153
GateHouse Media, Inc. bank term
loan FRN Ser. DD, 4.714s, 2014	164,402	115,356
Golden Nugget, Inc. bank term
loan FRN Ser. B, 4.49s, 2014	73,182	66,595
Golden Nugget, Inc. bank term loan
FRN Ser. DD, 1 3/4s, 2014 (U)	41,818	38,055
Goodman Global Holdings, Inc.
bank term loan FRN Ser. B, 7.502s, 2011	286,000	281,889
Goodyear Tire & Rubber Co. (The)
bank term loan FRN 4.54s, 2010	1,292,000	1,168,453
Harrah’s Operating Co., Inc. bank
term loan FRN Ser. B2, 5.919s, 2015	116,708	106,415
Isle of Capri Casinos, Inc. bank term
loan FRN 4.551s, 2014	151,412	134,126

29

Putnam VT Diversified Income Fund

SENIOR LOANS (9.6%)* (c) continued

Principal amount		Value

Consumer Cyclicals continued
Isle of Capri Casinos, Inc. bank term
loan FRN Ser. A, 4.551s, 2014	$45,653	$40,441
Isle of Capri Casinos, Inc. bank term
loan FRN Ser. B, 4.551s, 2014	60,565	53,650
Landsource Communities/NWHL
Investment bank term loan FRN 6 3/4s, 2013	329,252	241,588
Lear Corp bank term loan FRN 5.133s, 2013	529,141	482,400
Michaels Stores, Inc. bank term loan
FRN Ser. B, 4.872s, 2013	237,588	197,049
National Bedding Co. bank term loan
FRN 4.605s, 2011	50,871	40,697
Navistar Financial Corp. bank term loan
FRN 5.754s, 2012	165,867	156,537
Navistar International Corp. bank term
loan FRN 6.234s, 2012	456,133	430,476
Neiman Marcus Group, Inc. bank term
loan FRN Ser. B, 4.422s, 2013	338,564	322,059
Reader’s Digest Association, Inc. (The)
bank term loan FRN Ser. B, 4.601s, 2014	296,250	257,182
Realogy Corp. bank term loan FRN
5.32s, 2013 (R)	159,600	135,204
Realogy Corp. bank term loan FRN
Ser. B, 5.475s, 2013 (R)	592,800	502,186
Standard-Pacific Corp. bank term
loan FRN Ser. B, 4.469s, 2013	162,500	134,740
Tribune Co. bank term loan FRN Ser. B,
5.482s, 2014	697,950	524,335
TRW Automotive, Inc. bank term loan
FRN Ser. B, 4.218s, 2014	133,988	129,382
United Components, Inc. bank term loan
FRN Ser. D, 4.698s, 2012	316,667	302,417
Visant Holding Corp. bank term loan
FRN Ser. C, 5.171s, 2010	227,564	223,581
Visteon Corp. bank term loan FRN
Ser. B, 7.2s, 2013	940,000	753,469
Yankee Candle Co., Inc. bank term loan
FRN 4.805s, 2014	69,000	62,661
		8,789,312

Consumer Staples (2.7%)
Affinion Group, Inc. bank term loan
FRN Ser. B, 5.17s, 2013	731,743	704,912
Cablevision Systems Corp. bank term
loan FRN 4.225s, 2013	898,405	852,085
Cebridge Connections, Inc. bank term
loan FRN Ser. B, 4.724s, 2013	519,750	486,096
Charter Communications Operating, LLC
bank term loan FRN 8 1/2s, 2014	189,525	188,340
Charter Communications, Inc. bank
term loan FRN 5.301s, 2014	150,000	124,125
Charter Communications, Inc. bank
term loan FRN 4.9s, 2014	1,573,502	1,378,602
Cinemark USA, Inc. bank term loan
FRN 4.482s, 2013	333,502	317,035

SENIOR LOANS (9.6%)* (c) continued

Principal amount		Value

Consumer Staples continued
Citadel Communications bank term
loan FRN Ser. B, 4.284s, 2014	$315,000	$272,475
Dean Foods Co. bank term loan FRN
Ser. B, 4.305s, 2014	544,500	514,144
DirecTV Holdings, LLC bank term loan
FRN 5 1/4s, 2013	265,000	263,079
Idearc, Inc. bank term loan FRN
Ser. B, 4.787s, 2014	925,561	737,878
Insight Midwest, LP bank term loan
FRN Ser. B, 4.69s, 2014	96,576	92,606
Jarden Corp. bank term loan FRN
Ser. B1, 4.551s, 2012	197,443	187,900
Jarden Corp. bank term loan FRN
Ser. B2, 4.551s, 2012	98,728	93,956
Mediacom Communications Corp.
bank term loan FRN Ser. C, 4.227s, 2015	492,846	450,646
Mediacom Communications Corp.
bank term loan FRN Ser. D2, 4.227s, 2015	88,650	81,115
MGM Studios, Inc. bank term loan
FRN Ser. B, 5.946s, 2011	686,000	560,070
Paxson Communications Corp. bank
term loan FRN Ser. B, 5.963s, 2012	195,000	156,000
Pinnacle Foods Holding Corp. bank
term loan FRN Ser. B, 5.37s, 2014	715,362	665,108
R.H. Donnelley, Inc. bank term loan
FRN 6.583s, 2011	419,589	411,132
R.H. Donnelley, Inc. bank term loan
FRN Ser. D1, 6.628s, 2011	222,394	217,900
Rental Service Corp. bank term loan
FRN 6.23s, 2013	380,000	319,438
Rite-Aid Corp. bank term loan FRN
Ser. B, 4.227s, 2014	79,800	71,621
Six Flags Theme Parks bank term loan
FRN 4.873s, 2015	476,400	419,083
Spanish Broadcasting Systems, Inc.
bank term loan FRN 4.56s, 2012	334,624	269,372
Spectrum Brands, Inc. bank term loan
FRN 2.309s, 2013	21,751	20,563
Spectrum Brands, Inc. bank term loan
FRN Ser. B1, 6.633s, 2013	389,629	369,498
Universal City Development Partners
bank term loan FRN Ser. B, 4.411s, 2011	462,727	448,845
Univision Communications, Inc.
bank term loan FRN Ser. B, 5.124s, 2014	592,000	485,292
VNU Group BV bank term loan FRN
Ser. B, 4.734s, 2013 (Netherlands)	116,704	108,639
Warner Music Group bank term loan
FRN Ser. B, 4.646s, 2011	140,205	132,610
Young Broadcasting, Inc. bank term loan
FRN Ser. B, 5.189s, 2012	205,908	185,317
		11,585,482

30

Putnam VT Diversified Income Fund

SENIOR LOANS (9.6%)* (c) continued

Principal amount		Value

Energy (0.3%)
CR Gas Storage bank term loan
FRN 4.232s, 2013	$14,509	$13,916
CR Gas Storage bank term loan
FRN 4.198s, 2013	35,124	33,690
CR Gas Storage bank term loan
FRN Ser. B, 4.534s, 2013	216,985	208,125
CR Gas Storage bank term loan
FRN Ser. DD, 4.227s, 2013	23,793	22,821
Enterprise GP Holdings, LP bank
term loan FRN 4.853s, 2014	185,000	182,109
EPCO Holding, Inc. bank term
loan FRN Ser. A, 3.858s, 2012	185,000	178,988
Hercules Offshore, Inc. bank
term loan FRN Ser. B, 4.45s, 2013	49,625	47,971
MEG Energy Corp. bank term loan
FRN 4.8s, 2013 (Canada)	73,313	69,968
MEG Energy Corp. bank term loan
FRN Ser. DD, 4.8s, 2013 (Canada)	74,719	71,419
Petroleum Geo-Services ASA bank
term loan FRN 4.55s, 2015 (Norway)	104,867	100,847
Targa Resources, Inc. bank term loan
FRN 4.654s, 2012	204,047	198,095
Targa Resources, Inc. bank term loan
FRN 2.571s, 2012	115,161	111,802
		1,239,751

Financial (0.1%)
General Growth Properties, Inc. bank
term loan FRN Ser. A, 3.6s, 2010 (R)	85,000	75,951
Hub International, Ltd. bank term loan
FRN Ser. B, 5.196s, 2014	105,413	97,638
Hub International, Ltd. bank term loan
FRN Ser. DD, 5.196s, 2014 (U)	23,680	21,933
Nuveen Investments, Inc. bank term
loan FRN Ser. B, 5.483s, 2014	299,250	278,751
		474,273

Health Care (0.6%)
Community Health Systems, Inc. bank
term loan FRN Ser. B, 4.859s, 2014	430,980	405,701
Community Health Systems, Inc. bank
term loan FRN Ser. DD, 1/2s, 2014 (U)	22,292	20,984
Davita, Inc. bank term loan FRN Ser. B,
4.084s, 2012	200,000	191,875
Health Management Associates, Inc.
bank term loan FRN 4.551s, 2014	938,311	870,753
Healthsouth Corp. bank term loan
FRN Ser. B, 5.29s, 2013	270,015	254,682
IASIS Healthcare, LLC/IASIS Capital
Corp. bank term loan FRN 8.163s, 2014	276,562	241,992
IASIS Healthcare, LLC/IASIS Capital
Corp. bank term loan FRN 7.62s, 2014	20,198	19,104
IASIS Healthcare, LLC/IASIS Capital Corp.
bank term loan FRN Ser. B, 4.483s, 2014	218,904	207,046
IASIS Healthcare, LLC/IASIS Capital Corp.
bank term loan FRN Ser. DD, 4.483s, 2014	75,743	71,640

SENIOR LOANS (9.6%)* (c) continued

Principal amount		Value

Health Care continued
LifePoint, Inc. bank term loan FRN
Ser. B, 4.274s, 2012	$158,330	$153,976
Mylan, Inc. bank term loan FRN
Ser. B, 5 3/4s, 2014	119,400	118,075
Sun Healthcare Group, Inc. bank
term loan FRN 2.596s, 2014	19,507	18,141
Sun Healthcare Group, Inc. bank
term loan FRN Ser. B, 4.789s, 2014	90,051	83,747
Sun Healthcare Group, Inc. bank
term loan FRN Ser. DD, 4.912s, 2014	12,053	11,209
		2,668,925

Technology (0.6%)
Activant Solutions Holdings, Inc. bank
term loan FRN Ser. B, 4.748s, 2013	135,000	119,306
Compucom Systems, Inc. bank term
loan FRN 5.99s, 2014	163,763	151,480
First Data Corp. bank term loan FRN
Ser. B1, 5.261s, 2014	270,251	247,719
First Data Corp. bank term loan FRN
Ser. B3, 5.552s, 2014	373,838	343,152
Flextronics International, Ltd. bank term
loan FRN Ser. B, 4.963s, 2014 (Singapore)	142,893	130,093
Flextronics International, Ltd. bank term
loan FRN Ser. B, 4.947s, 2014 (Singapore)	497,269	452,722
Freescale Semiconductor, Inc. bank term
loan FRN Ser. B, 4.209s, 2013	76,611	69,161
JDA Software Group, Inc. bank term loan
FRN Ser. B, 5.072s, 2013	26,833	25,558
Sabre Holdings Corp. bank term loan
FRN 4.691s, 2014	194,362	159,446
SunGard Data Systems, Inc. bank term
loan FRN 4.508s, 2014	561,080	530,431
Travelport bank term loan FRN 5.196s, 2013	4,550	4,080
Travelport bank term loan FRN Ser. B,
4.733s, 2013	69,418	62,245
Travelport bank term loan FRN Ser. DD,
4.733s, 2013	69,906	62,776
		2,358,169

Transportation (0.3%)
Ceva Group PLC bank term loan FRN
7.38s, 2015 (Netherlands)	1,485,000	1,069,200
Delta Airlines, Inc. bank term loan FRN
4.897s, 2012	2,250	1,847
UAL Corp. bank term loan FRN Ser. B,
4.779s, 2014	97,333	72,189
		1,143,236

Utilities & Power (0.6%)
Dynegy Holdings, Inc. bank term loan
FRN 3.983s, 2013	565,000	530,253
Energy Future Holdings Corp. bank term
loan FRN Ser. B2, 6.235s, 2014	514,707	475,961
Energy Future Holdings Corp. bank term
loan FRN Ser. B3, 6.262s, 2014	527,350	487,305

31

Putnam VT Diversified Income Fund

SENIOR LOANS (9.6%)* (c) continued

	Principal amount		Value

Utilities & Power continued
NRG Energy, Inc. bank term loan
FRN 7.84s, 2014 (U)		$135,000	$128,250
NRG Energy, Inc. bank term loan
FRN 4.346s, 2014		199,483	189,648
NRG Energy, Inc. bank term loan
FRN 4.301s, 2014		407,244	387,164
Reliant Energy, Inc. bank term loan
FRN 2.339s, 2014		335,000	317,413
			2,515,994

Total senior loans (cost $44,060,389)			$41,339,388

PURCHASED OPTIONS OUTSTANDING (1.4%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with Goldman
Sachs International for
the right to receive a fixed
rate of 5.355%
versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$15,663,000	$860,525
Option on an interest
rate swap with Goldman
Sachs International for
the right to pay a fixed
rate of 5.355% versus
the three month
USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	15,663,000	439,660
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to receive a fixed
rate of 5.355% versus the
three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	15,663,000	860,525
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to pay a fixed rate
of 5.355% versus the
three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	15,663,000	439,660
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to pay a fixed
rate of 5.03% versus the
three month
USD-LIBOR-BBA
maturing on
February 16, 2020.	Feb-10/5.03	25,080,000	1,074,427

PURCHASED OPTIONS OUTSTANDING (1.4%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to receive a
fixed rate of 5.03%
versus the three month
USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03	$25,080,000	$1,065,398
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to pay a fixed
rate of 4.41% versus the
three month
USD-LIBOR-BBA maturing
on August 5, 2018.	Aug-08/4.41	6,290,000	173,290
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to receive a
fixed rate of 4.41% versus
the three month
USD-LIBOR-BBA maturing
on August 5, 2018.	Aug-08/4.41	6,290,000	24,531
Option on an interest
rate swap with Lehman
Brothers Special Financing,
Inc. for the right to receive
a fixed rate of 5.37% versus
the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.37	15,663,000	871,333
Option on an interest
rate swap with Lehman
Brothers Special Financing,
Inc. for the right to pay a
fixed rate of 5.37% versus
the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.37	15,663,000	432,769

Total purchased options outstanding (cost $6,087,322)			$6,242,118

CONVERTIBLE PREFERRED STOCKS (0.1%)*
		Shares	Value

Emmis Communications Corp. Ser. A,
$3.125 cum. cv. pfd.		1,987	$48,682
Lehman Brothers Holdings, Inc.
Ser. P, 7.25% cv. pfd.		627	504,378

Total convertible preferred stocks (cost $682,165)			$553,060

32

Putnam VT Diversified Income Fund

COMMON STOCK (—%)*

			Shares	Value

AboveNet, Inc. †			207	$12,627
Bohai Bay Litigation, LLC (Units) (F)			842	11,914
VFB LLC (acquired various dates from
6/22/99 to 12/8/03, cost $535,954) (F) ‡ †			815,601	16,872
XCL Warranty Escrow (F)			842	60,094

Total common stocks (cost $607,561)				$101,507

WARRANTS (—%)* †

	Expiration	Strike
	date	price	Warrants	Value

AboveNet, Inc.	9/8/10	$24.00	102	$3,468
AboveNet, Inc.	9/8/08	20.00	87	3,482
New ASAT Finance, Ltd.
(Cayman Islands) (F)	2/1/11	0.01	2,860	16
Dayton Superior Corp.
144A (F)	6/15/09	0.01	890	2,983
Smurfit Kappa Group
PLC 144A (Ireland)	10/1/13	EUR 0.001	422	18,122

Total warrants (cost $32,896)				$28,071

SHORT-TERM INVESTMENTS (3.7%)*

		Principal amount		Value

Egypt Treasury Bills for an effective
yield of 10.58%, December 2, 2008		EGP	3,725,000	$669,444
Egypt Treasury Bills for an effective
yield of 9.776%, September 2, 2008		EGP	6,525,000	1,204,317
Short-term investments held as
collateral for loaned securities with
yields ranging from 2.00% to 3.75%
and due dates ranging from July 1,
2008 to August 19, 2008 (d)		$2,388,741		2,386,030
U.S. Treasury Bills with effective yields
ranging from 1.177% to 1.995%,
September 18, 2008 #		11,651,000		11,615,721

Total short-term investments (cost $15,865,220)				$15,875,512

Total investments (cost $832,251,945)				$827,519,706

Key to holding’s currency abbreviations

ARS	Argentine Peso	IDR	Indonesian Rupiah
AUD	Australian Dollar	INR	Indian Rupee
BRL	Brazilian Real	JPY	Japanese Yen
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	RUB	Russian Ruble
EGP	Egyptian Pound	SEK	Swedish Krona
EUR	Euro	USD/$	United States Dollar
GBP	British Pound	ZAR	South African Rand

* Percentages indicated are based on net assets of $430,906,432.

† Non-income-producing security.

The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡ Restricted, excluding 144A securities, as to public resale.The total market value of restricted securities held at June 30, 2008 was $179,709 or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly.These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at June 30, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

(d) See Note 1 to the financial statements.

(F) Is valued at fair value following procedures approved by theTrustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate InvestmentTrust.

(S) Securities on loan, in part or in entirety, at June 30, 2008.

(U)These securities, in part or in entirety, represents unfunded loan commitments (Note 7).

At June 30, 2008, liquid assets totaling $194,184,063 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities (Note 1).

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes

(FRN) are the current interest rates at June 30, 2008.

The dates shown on debt obligations are the original maturity dates. Inverse Floating Rate Bonds

(IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2008
(as a percentage of Portfolio Value):
United States	88.5%
Japan	2.2
Luxembourg	1.3
United Kingdom	1.2
Argentina	0.8
Canada	0.7
Sweden	0.6
Mexico	0.5
Other	4.2

Total	100.0%

33

Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/08
(aggregate face value $78,231,906) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$16,562,160	$15,890,844	7/16/08	$671,316
British Pound	10,251,322	10,086,740	9/17/08	164,582
Canadian Dollar	546,882	548,936	7/16/08	(2,054)
Danish Krone	372,318	365,024	9/17/08	7,294
Euro	18,070,609	17,934,868	9/17/08	135,741
Japanese Yen	1,642,756	1,639,304	8/20/08	3,452
Malaysian Ringgit	1,345,646	1,382,879	8/20/08	(37,233)
Mexican Peso	195,276	189,602	7/16/08	5,674
Norwegian Krone	21,197,730	21,053,335	9/17/08	144,395
Polish Zloty	3,497,363	3,388,366	9/17/08	108,997
Swiss Franc	5,817,119	5,752,008	9/17/08	65,111

Total				$1,267,275

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/08
(aggregate face value $76,086,163) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,783	$4,765	7/16/08	$(18)
British Pound	2,419,178	2,408,687	9/17/08	(10,491)
Canadian Dollar	15,059,155	15,069,916	7/16/08	10,761
Euro	27,938,449	27,608,373	9/17/08	(330,076)
Hungarian Forint	3,004,539	2,850,016	9/17/08	(154,523)
Japanese Yen	3,947,457	3,968,177	8/20/08	20,720
South African Rand	1,035,624	1,013,861	7/16/08	(21,763)
Swedish Krona	16,079,202	16,037,570	9/17/08	(41,632)
Swiss Franc	7,280,182	7,124,798	9/17/08	(155,384)

Total				$(682,406)

FUTURES CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian
Government
Treasury Bond
10 yr (Short)	86	$57,841,684	Sep-08	$(173,468)
Canadian
Government
Bond 10 yr (Long)	7	808,227	Sep-08	(4,916)
Euro-Bobl
5 yr (Long)	114	18,991,593	Sep-08	(244,703)
Euro-Bund
10 yr (Long)	401	69,828,814	Sep-08	(52,201)
Euro-Dollar
90 day (Short)	92	22,188,100	Jun-09	160,962
Euro-Dollar
90 day (Short)	272	65,426,200	Sep-09	517,335

FUTURES CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

				Unrealized
Number of			Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar
90 day (Short)	489 $117,280,538		Dec-09	$1,036,845
Euro-Dollar
90 day (Short)	16	3,829,800	Mar-10	23,031
Euro-Schatz
2 yr (Short)	74	11,925,222	Sep-08	(19,500)
Japanese
Government Bond
10 yr (Long)	63	80,488,115	Sep-08	607,825
Japanese
Government Bond
10 yr Mini (Short)	1	127,561	Sep-08	(919)
Sterling Interest
Rate 90 day (Long)	30	7,009,212	Dec-08	(75,949)
Sterling Interest
Rate 90 day (Long)	306	71,547,334	Jun-09	(883,067)
Sterling Interest
Rate 90 day (Long)	193	45,131,068	Sep-09	(510,722)
Sterling Interest
Rate 90 day (Long)	55	12,855,019	Mar-09	(153,741)
U.K. Gilt 10 yr (Long)	19	3,953,333	Sep-08	(76,173)
U.S. Treasury Bond
20 yr (Long)	1,089	125,881,594	Sep-08	2,384,364
U.S. Treasury Note
10 yr (Long)	358	40,784,031	Sep-08	53,045
U.S. Treasury Note
5 yr (Short)	1,398	154,555,453	Sep-08	260,380
U.S. Treasury Note
2 yr (Short)	4,607	973,012,797	Sep-08	(2,011,850)

Total				$836,578

WRITTEN OPTIONS OUTSTANDING at 6/30/08
(premiums received $2,733,218) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 5.00%
versus the three month
USD-LIBOR-BBA maturing
on December 19, 2018.	$1,362,000	Dec-08/5.00	$46,512
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of 5.00%
versus the three month
USD-LIBOR-BBA maturing
on December 19, 2018.	1,362,000	Dec-08/5.00	25,919
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 5.51%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2022.	19,678,500	May-12/5.51	1,246,436

34

Putnam VT Diversified Income Fund

WRITTEN OPTIONS OUTSTANDING at 6/30/08
(premiums received $2,733,218) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of
5.51% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	$19,678,500	May-12/5.51	$860,541
Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for
the obligation to pay a fixed
rate of 5.515% versus the
three month USD-LIBOR-BBA
maturing on May 14, 2022.	9,839,000	May-12/5.515	625,957
Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to receive a fixed
rate of 5.515% versus the
three month USD-LIBOR-BBA
maturing on May 14, 2022.	9,839,000	May-12/5.515	429,079

WRITTEN OPTIONS OUTSTANDING at 6/30/08
(premiums received $2,733,218) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to pay a fixed rate
of 5.52% versus the three month
USD-LIBOR-BBA maturing on
May 14, 2022.	$3,935,500	May-12/5.52	$250,691
Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to receive a fixed
rate of 5.52% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	3,935,500	May-12/5.52	170,919

Total			$3,656,054

TBA SALE COMMITMENTS OUTSTANDING at 6/30/08
(proceeds receivable $228,469,023) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, July 1, 2038	$1,000,000	7/14/08	$1,028,594
FNMA, 5 1/2s, July 1, 2038	180,000,000	7/14/08	177,356,250
FNMA, 5s, July 1, 2038	53,000,000	7/14/08	50,784,764

Total			$229,169,608

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$1,800,000	$—	1/27/14	4.35%	3 month USD-LIBOR-BBA	$(24,767)

	13,700,000	—	3/30/09	3.075%	3 month USD-LIBOR-BBA	(109,533)

	14,753,000	—	6/6/18	4.6675%	3 month USD-LIBOR-BBA	(14,397)

	25,016,000	—	5/23/10	3 month USD-LIBOR-BBA	3.155%	(144,285)

	40,786,000	—	9/24/09	3 month USD-LIBOR-BBA	4.7375%	1,231,269

	400,000	—	9/1/15	3 month USD-LIBOR-BBA	4.53%	6,207

	7,819,000	—	5/8/28	4.95%	3 month USD-LIBOR-BBA	(45,907)

Citibank, N.A.
JPY	812,000,000	—	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(96,245)

	$10,850,000	—	9/29/13	5.078%	3 month USD-LIBOR-BBA	(536,514)

	15,860,000	—	7/27/09	5.504%	3 month USD-LIBOR-BBA	(678,875)

	36,123,000	—	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(748,481)

	11,678,000	—	11/9/09	4.387%	3 month USD-LIBOR-BBA	(198,072)

	12,000,000	—	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(441,789)

	27,601,000	—	11/23/17	4.885%	3 month USD-LIBOR-BBA	(574,885)

AUD	8,770,000	—	12/11/17	6 month AUD-BBR-BBSW	7.04%	(238,983)

Citibank, N.A., London
JPY	960,000,000	—	2/10/16	6 month JPY-LIBOR-BBA	1.755%	68,329

Credit Suisse First Boston International
	$4,835,700	—	7/9/14	4.945%	3 month USD-LIBOR-BBA	(226,350)

35

Putnam VT Diversified Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International
CHF	3,910,000		$—	3/13/18	6 month CHF-LIBOR-BBA	3.3175%	$(138,037)

CHF	17,290,000		—	3/15/10	2.59%	6 month CHF-LIBOR-BBA	221,115

CHF	17,290,000		—	3/15/10	2.6625%	6 month CHF-LIBOR-BBA	197,138

CHF	3,910,000		—	3/14/18	6 month CHF-LIBOR-BBA	3.3%	(143,671)

	$496,000		—	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(24,396)

	894,000		—	10/16/17	3 month USD-LIBOR-BBA	5.297%	49,373

	6,325,020		—	11/6/17	4.97021%	3 month USD-LIBOR-BBA	(178,267)

EUR	20,540,000		—	7/4/15	3.93163%	6 month EUR-EURIBOR-Telerate	1,666,792

Deutsche Bank AG
EUR	4,260,000	(E)	—	4/26/38	6 month EUR-EURIBOR-Reuters	5.065%	87,956

EUR	35,220,000	(E)	—	4/30/12	6 month EUR-EURIBOR-Reuters	4.31%	(746,599)

EUR	30,100,000	(E)	—	4/30/15	4.475%	6 month EUR-EURIBOR-Reuters	875,087

EUR	8,420,000	(E)	—	4/30/20	6 month EUR-EURIBOR-Reuters	4.7975%	(204,479)

GBP	15,073,000		—	6/26/10	6 month GBP-LIBOR-BBA	6.18%	(29,394)

ZAR	8,620,000		—	7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	(94,468)

	$2,040,000		—	10/16/17	3 month USD-LIBOR-BBA	5.297%	112,663

	1,410,000		—	11/7/17	3 month USD-LIBOR-BBA	5.056%	49,057

Goldman Sachs International
SEK	72,780,000	(E)	—	3/2/11	3 month SEK-STIBOR-SIDE	4.2475%	(281,183)

SEK	17,430,000	(E)	—	3/4/19	4.80%	3 month SEK-STIBOR-SIDE	108,087

	$20,420,000		—	3/11/38	5.029%	3 month USD-LIBOR-BBA	(461,313)

EUR	19,730,000		—	3/26/10	6 month EUR-EURIBOR-Reuters	4.129%	(645,524)

GBP	16,440,000		—	3/29/10	6 month GBP-LIBOR-BBA	5.25%	(576,096)

GBP	3,980,000		—	3/27/18	5.0675%	6 month GBP-LIBOR-BBA	369,326

	$8,676,000		—	4/2/18	4.076%	3 month USD-LIBOR-BBA	373,359

	20,167,000		—	4/3/18	3 month USD-LIBOR-BBA	4.19%	(681,697)

CHF	26,450,000		—	4/5/10	2.89%	6 month CHF-LIBOR-BBA	227,809

CHF	6,020,000		—	4/3/18	6 month CHF-LIBOR-BBA	3.42%	(167,434)

	$82,829,000		—	4/8/10	3 month USD-LIBOR-BBA	2.64%	(1,177,621)

CHF	8,430,000		—	4/1/10	2.9%	6 month CHF-LIBOR-BBA	69,644

CHF	1,910,000		—	4/2/18	6 month CHF-LIBOR-BBA	3.44%	(49,895)

	$10,304,000		—	4/23/18	4.43%	3 month USD-LIBOR-BBA	163,348

	14,587,000		—	5/19/18	4.525%	3 month USD-LIBOR-BBA	139,572

JPY	2,972,900,000		—	5/7/10	6 month JPY-LIBOR-BBA	1.09125%	(38,916)

JPY	654,040,000	(E)	—	5/7/18	2.205%	6 month JPY-LIBOR-BBA	11,598

JPY	549,700,000		—	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(95,675)

	$4,200,000		—	7/25/09	5.327%	3 month USD-LIBOR-BBA	(169,593)

	59,200,000	(E)	—	3/8/12	3 month USD-LIBOR-BBA	4.99%	354,608

	1,832,000		—	9/14/14	4.906%	3 month USD-LIBOR-BBA	(73,949)

	894,000		—	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(41,231)

	53,800,000		—	3/10/10	4.779%	3 month USD-LIBOR-BBA	(1,912,203)

	40,090,500		—	9/19/09	3 month USD-LIBOR-BBA	4.763%	1,237,149

	76,832,600		—	9/21/09	3 month USD-LIBOR-BBA	4.60%	2,153,170

	21,423,400		—	9/21/17	5.149%	3 month USD-LIBOR-BBA	(1,109,479)

GBP	1,650,000	(E)	—	1/25/38	4.41%	6 month GBP-LIBOR-BBA	(93,960)

CHF	15,650,000		—	2/4/13	6 month CHF-LIBOR-BBA	2.8125%	(534,370)

EUR	10,150,000		—	2/4/13	4.0525%	6 month EUR-EURIBOR-Reuters	734,143

GBP	1,650,000	(E)	—	1/7/38	4.33625%	6 month GBP-LIBOR-BBA	(73,899)

36

Putnam VT Diversified Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A.
	$111,794,000		$ —	4/27/09	5.034%	3 month USD-LIBOR-BBA	$(2,177,939)

	3,098,000		—	3/7/18	4.45%	3 month USD-LIBOR-BBA	11,909

	12,555,000		—	3/12/18	3 month USD-LIBOR-BBA	4.4525%	(53,157)

	12,762,000		—	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(234,569)

	71,570,000		—	3/14/18	4.775%	3 month USD-LIBOR-BBA	(1,567,783)

	26,583,000		—	3/20/13	3 month USD-LIBOR-BBA	3.145%	(1,015,812)

	56,404,000		—	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(722,066)

	23,000,000		—	3/6/16	3 month USD-LIBOR-BBA	5.176%	1,322,016

	21,924,000		—	4/8/13	3 month USD-LIBOR-BBA	3.58406%	(570,838)

	41,694,000		—	5/23/10	3 month USD-LIBOR-BBA	3.16%	(236,089)

	4,970,000		—	10/10/13	5.054%	3 month USD-LIBOR-BBA	(201,974)

	6,920,000		—	10/10/13	5.09%	3 month USD-LIBOR-BBA	(294,859)

	700,000		—	7/25/17	3 month USD-LIBOR-BBA	5.652%	66,792

	11,000,000		—	5/10/15	3 month USD-LIBOR-BBA	4.687%	176,636

	5,000,000		—	5/10/35	5.062%	3 month USD-LIBOR-BBA	(84,291)

	15,000,000		—	6/13/13	4.47%	3 month USD-LIBOR-BBA	(155,864)

	4,100,000		—	8/13/12	3 month USD-LIBOR-BBA	5.2%	230,866

	2,959,000		—	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(193,168)

	1,127,000		—	8/29/17	5.263%	3 month USD-LIBOR-BBA	(71,172)

	14,538,000		—	9/11/27	5.27%	3 month USD-LIBOR-BBA	(847,240)

	16,339,000		—	5/4/16	5.62375%	3 month USD-LIBOR-BBA	(1,243,734)

JPY	3,880,000,000		—	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(612,099)

	$76,832,600		—	9/21/09	3 month USD-LIBOR-BBA	4.6125%	2,167,256

	21,423,400		—	9/21/17	5.15%	3 month USD-LIBOR-BBA	(1,111,035)

	1,364,000		—	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(79,635)

	40,450,000		—	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(932,493)

	780,000		—	11/7/17	3 month USD-LIBOR-BBA	5.05771%	27,241

	11,678,000		—	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(199,885)

	12,000,000		—	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(448,271)

	63,553,000		—	11/30/17	4.705%	3 month USD-LIBOR-BBA	(406,518)

	22,802,000		—	12/11/17	3 month USD-LIBOR-BBA	4.65%	33,292

	15,400,000		—	8/4/08	3 month USD-LIBOR-BBA	5.40%	308,905

	8,600,000		—	8/4/16	3 month USD-LIBOR-BBA	5.5195%	718,330

	59,827,000		—	1/31/18	3 month USD-LIBOR-BBA	4.25%	(1,120,978)

	17,075,000		—	2/5/18	3 month USD-LIBOR-BBA	4.28%	(280,089)

Lehman Brothers Special Financing, Inc.
	21,228,000		14,696	3/14/18	4.35%	3 month USD-LIBOR-BBA	283,392

	54,065,000		—	3/19/13	3 month USD-LIBOR-BBA	3.0675%	(2,255,862)

	46,705,000		—	3/20/13	3 month USD-LIBOR-BBA	3.215%	(1,635,911)

	37,080,000		—	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(461,357)

	37,080,000		—	3/26/10	3 month USD-LIBOR-BBA	2.395%	(430,872)

	3,780,000	(E)	—	3/26/38	5.05%	3 month USD-LIBOR-BBA	70,081

	26,583,000		—	3/20/13	3 month USD-LIBOR-BBA	3.07%	(1,106,737)

	7,560,000	(E)	—	3/22/38	5.29%	3 month USD-LIBOR-BBA	(227)

	77,534,000		—	3/20/13	3 month USD-LIBOR-BBA	3.155%	(2,928,055)

EUR	5,040,000	(E)	—	3/22/38	6 month EUR-EURIBOR-Reuters	4.864%	(20,955)

	$98,894,000		—	3/25/10	3 month USD-LIBOR-BBA	2.345%	(1,240,533)

	25,900,000		—	3/25/13	3 month USD-LIBOR-BBA	3.2292%	(896,559)

	8,800,000		—	3/25/38	4.583%	3 month USD-LIBOR-BBA	433,717

	98,894,000		—	3/25/10	3 month USD-LIBOR-BBA	2.268%	(1,387,423)

37

Putnam VT Diversified Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued

	$51,881,000		$ —	3/25/10	3 month USD-LIBOR-BBA	2.275%	$(721,184)

GBP	13,150,000		—	3/22/10	6 month GBP-LIBOR-BBA	5.075%	(546,296)

GBP	3,710,000		—	3/20/18	4.99%	6 month GBP-LIBOR-BBA	388,966

EUR	3,330,000	(E)	—	3/29/38	6 month EUR-EURIBOR-Reuters	4.9625%	27,009

EUR	35,370,000	(E)	—	4/12/12	6 month EUR-EURIBOR-Reuters	4.10%	(956,998)

EUR	30,100,000	(E)	—	4/13/15	4.31%	6 month EUR-EURIBOR-Reuters	1,192,697

EUR	8,400,000	(E)	—	4/13/20	6 month EUR-EURIBOR-Reuters	4.6575%	(335,359)

	$49,773,000		—	4/16/18	4.405%	3 month USD-LIBOR-BBA	856,165

	8,479,000		—	4/21/38	4.945%	3 month USD-LIBOR-BBA	$4,506

	6,390,000	(E)	—	4/26/38	5.3325%	3 month USD-LIBOR-BBA	(21,918)

EUR	16,220,000	(E)	—	6/3/18	6 month EUR-EURIBOR-Reuters	4.912%	(26,567)

	$57,180,000	(E)		7/2/18	5.19%	3 month USD-LIBOR-BBA	—

EUR	38,930,000	(E)		7/2/18	6 month EUR-EURIBOR-Reuters	4.9425%	—

	$66,000,000		—	6/10/13	3 month USD-LIBOR-BBA	4.127%	(308,552)

	12,604,000		—	6/10/38	5.1275%	3 month USD-LIBOR-BBA	(321,384)

EUR	8,050,000	(E)	—	6/11/38	4.52%	6 month EUR-EURIBOR-Reuters	356,250

	$12,080,000	(E)	—	6/11/38	3 month USD-LIBOR-BBA	5.54%	234,594

EUR	7,100,000	(E)	—	6/12/38	4.7625%	6 month EUR-EURIBOR-Reuters	107,345

	$10,650,000	(E)	—	6/12/38	3 month USD-LIBOR-BBA	5.4175%	107,032

EUR	16,220,000	(E)	—	6/12/18	4.7225%	6 month EUR-EURIBOR-Reuters	192,097

	$24,069,000	(E)	—	6/12/18	3 month USD-LIBOR-BBA	5.1575%	(42,121)

	46,286,000		—	6/20/18	3 month USD-LIBOR-BBA	4.0575%	(2,278,499)

	24,069,000	(E)	—	6/3/18	5.28%	3 month USD-LIBOR-BBA	(64,024)

	54,156,000		—	6/12/17	3 month USD-LIBOR-BBA	5.717%	4,466,613

	32,862,000		—	6/14/17	3 month USD-LIBOR-BBA	5.8725%	3,079,173

	38,817,000		—	8/3/08	3 month USD-LIBOR-BBA	5.425%	783,359

	9,049,000		—	8/3/11	3 month USD-LIBOR-BBA	5.445%	559,884

	87,000		—	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(7,564)

	$554,000		—	10/23/08	3 month USD-LIBOR-BBA	5.26%	6,453

	223,000		—	10/23/16	3 month USD-LIBOR-BBA	5.3275%	12,650

	554,000		—	10/23/08	5.255%	3 month USD-LIBOR-BBA	(6,437)

	223,000		—	10/23/16	5.325%	3 month USD-LIBOR-BBA	(12,611)

	25,107,000		—	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(663,700)

	63,445,000		—	8/31/09	3 month USD-LIBOR-BBA	4.89%	2,134,712

	13,401,000		—	8/31/27	5.4925%	3 month USD-LIBOR-BBA	(1,175,515)

	13,401,000		—	9/4/27	5.4475%	3 month USD-LIBOR-BBA	(1,093,082)

	63,445,000		—	9/4/09	3 month USD-LIBOR-BBA	4.836%	2,068,295

	68,824,000		—	9/11/09	3 month USD-LIBOR-BBA	4.6525%	2,042,754

	2,284,000		—	9/11/17	5.0525%	3 month USD-LIBOR-BBA	(104,180)

	26,727,000		—	9/19/09	3 month USD-LIBOR-BBA	4.755%	821,488

	76,832,600		—	9/24/09	3 month USD-LIBOR-BBA	4.695%	2,271,570

	21,423,400		—	9/24/17	5.285%	3 month USD-LIBOR-BBA	(1,338,288)

	36,123,000		—	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(727,744)

JPY	991,400,000		—	6/10/16	1.7775%	6 month JPY-LIBOR-BBA	(49,215)

	$390,000		—	11/7/17	3 month USD-LIBOR-BBA	5.05521%	13,545

	11,678,000		—	11/9/09	4.403%	3 month USD-LIBOR-BBA	(200,795)

	12,000,000		—	11/9/17	5.067%	3 month USD-LIBOR-BBA	(427,361)

	44,647,000		—	12/11/17	3 month USD-LIBOR-BBA	4.839%	714,941

JPY	1,700,000,000		—	10/21/15	1.61%	6 month JPY-LIBOR-BBA	44,803

	$23,409,000		—	1/16/18	4.375%	3 month USD-LIBOR-BBA	169,397

38

Putnam VT Diversified Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued
	$ 2,734,210		$ —	2/8/13	3.441%	3 month USD-LIBOR-BBA	$ 62,498

	40,840,000		—	2/14/13	3.563%	3 month USD-LIBOR-BBA	709,866

EUR	2,520,000	(E)	—	3/26/38	6 month EUR-EURIBOR-Reuters	4.74%	(48,181)

	$37,080,000		—	3/26/10	3 month USD-LIBOR-BBA	2.325%	(481,105)

EUR	19,730,000		—	3/29/10	6 month EUR-EURIBOR-Reuters	4.25%	(587,600)

	$5,000,000	(E)	—	3/29/38	5.31%	3 month USD-LIBOR-BBA	(8,150)

Merrill Lynch Capital Services, Inc.
	36,123,000		—	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(731,891)

	20,192,000		—	5/19/10	3.2925%	3 month USD-LIBOR-BBA	63,325

JPY	549,700,000		—	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(112,498)

Merrill Lynch Derivative Products AG
JPY	274,800,000		—	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(59,213)

Morgan Stanley Capital Services, Inc.
GBP	6,290,000		—	3/28/18	5.065%	6 month GBP-LIBOR-BBA	585,933

GBP	26,070,000		—	3/29/10	6 month GBP-LIBOR-BBA	5.21%	(952,061)

	$416,000		—	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(26,180)

Total							$(15,049,602)

(E) See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$2,135,000	(1)(F)	7/1/08	Banc of America	The spread	$(48,383)
				Securities AAA	return of Banc
				10 year Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
				duration factor
				minus 125 bp

	36,998,000	(1)(F)	11/1/08	Banc of America	The spread	(309,710)
				Securities AAA	return of Banc
				10 year Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
				duration factor
				minus 20 bp

Goldman Sachs International
	988,000	(F)	9/15/11	678 bp (1 month	Ford Credit Auto	(13,738)
				USD-LIBOR-BBA)	Owner Trust
					Series 2005-B
					Class D

EUR	16,248,000	(F)	3/26/09	(2.27%)	Eurostat	202,175
					Eurozone HICP
					excluding tobacco

EUR	9,090,000		4/30/13	2.375%	French Consumer	(314,376)
					Price Index
					excluding tobacco

EUR	9,090,000	(F)	4/30/13	(2.41%)	Eurostat	432,338
					Eurozone HICP
					excluding tobacco

EUR	9,090,000		5/6/13	2.34%	French Consumer	(330,701)
					Price Index
					excluding tobacco

39

Putnam VT Diversified Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International continued

EUR	9,090,000		5/6/13	(2.385%)	Eurostat	$367,063
					Eurozone HICP
					excluding tobacco

GBP	5,454,000		5/9/13	3.10%	GBP Non-revised	(365,696)
					Retail Price
					Index

GBP	1,188,000		1/7/38	3.485%	GBP Non-revised	(257,693)
					UK Retail Price
					Index excluding
					tobacco

GBP	1,581,000		1/7/18	(3.11%)	GBP Non-revised	215,711
					UK Retail Price
					Index excluding
					tobacco

GBP	1,581,000	(F)	1/24/18	(3.26%)	GBP Non-revised	168,249
					UK Retail Price
					Index excluding
					tobacco

GBP	1,188,000	(F)	1/24/38	3.6665%	GBP Non-revised	(153,892)
					UK Retail Price
					Index excluding
					tobacco

JPMorgan Chase Bank, N.A.
	$6,650,700	(1)(F)	8/1/08	Change in spread	The spread	(684,084)
				of Lehman	return of Lehman
				Brothers AAA	Brothers AAA
				8.5+ Commercial	8.5+ CMBS Index
				Mortgage Backed	adjusted by
				Securities Index	modified
				minus 17.5 bp	duration factor

Lehman Brothers Special Financing, Inc.
	8,124,000		7/2/10	(3.4075%)	USA Non Revised	—
					Consumer Price
					Index- Urban
					(CPI-U)

	2,687,000	(1)	7/1/08	Lehman Brothers	The spread	(55,296)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
				duration factor
				minus 75 bp

	2,687,000	(2)	7/1/08	(Beginning	The spread	(119,605)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
				minus 100 bp)

	3,045,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(29,403)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
				duration factor
				plus 40 bp

	3,045,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(27,880)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
				duration factor
				plus 50 bp

40

Putnam VT Diversified Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Lehman Brothers Special Financing, Inc. continued

$6,834,000	(1)(F)	8/1/08	Lehman Brothers	The spread	$(88,200)
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
minus 25 bp

21,090,000	(1)(F)	11/1/08	Lehman Brothers	The spread	(306,606)
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
minus 125 bp

Merrill Lynch Capital Services, Inc.
54,589,334		7/14/08	(2.61%) 5.50%	FNMA 5.50% 30 YR	(314,049)
TBA

Morgan Stanley Capital Services, Inc.
6,938,000	(1)(F)	8/1/08	Beginning	The spread	(73,106)
			of period nominal	return of Lehman
			spread of Lehman	Brothers Aaa
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

Total					$(2,106,882)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$—	$100,000		12/20/08	550 bp	$(3,004)

DJ ABX NA CMBX BBB Index	96	140,000	(F)	10/12/52	(134 bp)	40,061

DJ ABX NA HE AAA Index	101,418	870,026	(F)	7/25/45	18 bp	30,189

DJ CDX NA HY Series 9
Index	7,496	3,997,620		12/20/12	(375 bp)	357,744

Financial Security
Assurance Inc.	—	460,000	(F)	12/20/12	95 bp	(86,815)

Ford Motor Co., 7.45%,
7/16/31	—	340,000		3/20/12	(525 bp)	89,147

Ford Motor Credit Co.,
7%, 10/1/13	—	1,020,000		3/20/12	285 bp	(248,675)

Idearc, Inc T/L Bank
Loan	—	400,000		6/20/12	(152 bp)	41,822

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	—	885,000		9/20/13	269 bp	(2,770)

Nalco, Co.
7.75%,11/15/11	—	65,000		9/20/12	350 bp	(1,190)

Visteon Corp., 7%,
3/10/14	(119,531)	450,000		9/20/13	(500 bp)	33,835

41

Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Barclays Bank PLC
Peru CD	$—		$859,623		1/7/09	170 bp	$6,478

Peru CD	—		816,013		11/10/08	170 bp	5,704

Bear Stearns Credit Products, Inc.
Claire’s Stores,
9 5/8%, 6/1/15	—		50,000		6/20/12	230 bp	(7,774)

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	—		105,000		12/20/08	725 bp	(2,252)

Abitibibowater Inc.,
6 1/2%, 6/15/13	—		100,000		12/20/08	800 bp	(1,777)

Abitibibowater Inc.,
6 1/2%, 6/15/13	—		100,000		12/20/08	825 bp	(1,654)

Advanced Micro Devices
Inc., 7.75%, 11/1/12	—		1,870,000		3/20/09	575 bp	1,677

DJ ABX HE A Index	2,025,275		2,852,500		1/25/38	369 bp	(551,388)

DJ ABX HE AAA Index	496,335		1,711,500		1/25/38	76 bp	(429,929)

DJ ABX NA HE AAA Index	173,362		1,622,215		7/25/45	18 bp	39,242

DJ ABX NA HE AAA Index	337,094		4,030,989		7/25/45	18 bp	3,822

DJ ABX NA HE AAA Index	326,879		4,030,989		7/25/45	18 bp	(6,393)

Freescale
Semiconductor, 8 7/8%,
12/15/14	—		180,000		9/20/12	495 bp	(20,325)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	—		215,000		6/20/13	585 bp	(7,893)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	—		45,000		3/20/09	275 bp	(275)

Sara Lee Corp., 6 1/8%,
11/1/32	—		250,000		9/20/11	(43 bp)	(318)

Seat Pagine Gialle
S.P.A., 8%, 4/30/14	—	EUR	400,000		3/20/13	815 bp	(2,561)

Wind Acquisition
9 3/4%, 12/1/15	—	EUR	198,000		3/20/13	(495 bp)	(4,572)

Credit Suisse First Boston International
Ukraine Government,
7.65%, 6/11/13	—		$795,000		10/20/11	194 bp	(27,200)

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	—		160,000		6/20/09	165 bp	(6,222)

DJ ABX NA HE AAA Index	206,883		1,355,119		7/25/45	18 bp	95,732

DJ CMB NA CMBX AA Index	(177,040)		792,000	(F)	10/12/52	(25 bp)	(45,705)

DJ CMB NA CMBX AAA Index	133,156		800,000	(F)	12/13/49	8 bp	67,621

DJ CMB NA CMBX AAA Index	1,425,810		9,101,500	(F)	2/17/51	35 bp	812,788

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—		110,000		6/20/17	297 bp	(12,055)

Freeport-McMoRan Copper
& Gold, Inc.	—		440,000		3/20/12	41 bp	(2,049)

Freeport-McMoRan Copper
& Gold, Inc.	—		441,600		3/20/12	(82 bp)	(844)

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	—		135,000		3/20/09	600 bp	(1,304)

Republic of Peru,
8 3/4%, 11/21/33	—		455,000		4/20/17	125 bp	(6,877)

42

Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Deutsche Bank AG
DJ ABX NA HE AAA Index	$81,212		$781,648		7/25/45	18 bp	$14,822

DJ ABX NA HE AAA Index	217,239		2,857,534		7/25/45	18 bp	(25,467)

DJ iTraxx Europe Series
8 Version 1	(46,043)	EUR	480,000		12/20/12	(375 bp)	(13,778)

DJ iTraxx Europe Series
9 Version 1	135,598	EUR	1,985,000		6/20/13	(650 bp)	(19,473)

General Electric
Capital Corp., 6%,
6/15/12	—		$280,000		9/20/13	109 bp	(6,828)

Grohe Holding GmBh,
8 5/8%, 10/1/14	—	EUR	115,000		6/20/09	400 bp	1,274

Grohe Holding GmBh,
8 5/8%, 10/1/14	—	EUR	420,000		6/20/09	400 bp	4,654

India Government Bond,
5.87%, 1/2/10	—	$3,410,000		(F)	1/11/10	170 bp	24,288

iStar Financial, Inc.,
6%, 12/15/10	22,275		330,000		3/20/09	500 bp	11,907

Korea Monetary STAB
Bond, 5%, 2/14/09	—		1,240,000	(F)	2/23/09	105 bp	2,143

Korea Monetary STAB
Bond, 5.04%, 1/24/09	—		925,000	(F)	2/2/09	130 bp	3,919

Korea Monetary STAB
Bond, 5.15%, 2/12/10	—		1,240,000	(F)	2/19/10	115 bp	4,948

Malaysian Government,
6.844%, 10/1/09	—		1,529,000		10/1/09	90 bp	10,191

Nalco, Co. 7.75%,
11/15/11	—		60,000		12/20/12	363 bp	(1,120)

Republic of Argentina,
8.28%, 12/31/33	—		187,500		4/20/13	(565 bp)	3,771

Republic of Argentina,
8.28%, 12/31/33	—		490,000		8/20/12	(380 bp)	34,088

Republic of Argentina,
8.28%, 12/31/33	—		1,755,000		3/20/13	(551 bp)	32,986

Republic of Brazil,
12 1/4%, 3/6/30	—		700,000		10/20/17	105 bp	(21,198)

Republic of China, zero
coupon, 12/5/08	—		2,068,000	(F)	12/12/08	115 bp	7,236

Republic of Indonesia,
6.75%, 2014	—		435,000		9/20/16	292 bp	(7,564)

Republic of Peru,
8 3/4%, 11/21/33	—		455,000		4/20/17	126 bp	(6,336)

Republic of South
Korea, 5.45%, 1/23/10	—		480,000	(F)	2/1/10	101 bp	900

Republic of Turkey,
11 7/8%, 1/15/30	—		680,000		6/20/14	195 bp	(42,365)

Republic of Venezuela,
9 1/4%, 9/15/27	—		440,000		6/20/14	220 bp	(66,035)

Russian Federation,
7 1/2%, 3/31/30	—		187,500		4/20/13	(112 bp)	(805)

Russian Federation,
7.5%, 3/31/30	—		550,000		8/20/17	86 bp	(14,480)

Smurfit Kappa Funding,
10 1/8%, 10/1/12	—	EUR	390,000		6/20/09	135 bp	75

United Mexican States,
7.5%, 4/8/33	—	$1,095,000			3/20/14	56 bp	(32,983)

43

Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Deutsche Bank AG continued
United Mexican States,
7.5%, 4/8/33	$—		$405,000		4/20/17	66 bp	$(19,147)

Unity Media GmBh,
8 3/4%, 2/15/15	—	EUR	375,000		6/20/13	460 bp	(14,674)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	—	EUR	375,000		9/20/13	477 bp	(9,910)

Goldman Sachs International
Advanced Micro Devices,
7 3/4%, 11/1/12	—		$325,000		3/20/09	515 bp	(1,127)

Any one of the
underlying securities
in the basket of BB
CMBS securities	—		3,016,000		(a)	2.461%	(442,136)

DJ ABX HE A Index	417,474		623,000		1/25/38	369 bp	(144,618)

DJ ABX HE AAA Index	146,418		623,000	(F)	1/25/38	76 bp	(190,671)

DJ ABX NA HE AAA Index	105,260		1,384,578		7/25/45	18 bp	(4,507)

DJ CDX NA CMBX AAA Index	40,233		1,100,000		3/15/49	7 bp	(37,645)

DJ CDX NA HY Series 9
Index	446,422		9,276,300		12/20/12	375 bp	(366,313)

DJ CDX NA HY Series 9
Index 25-35% tranche	—		3,280,000		12/20/10	429 bp	117,919

DJ CDX NA HY Series 9
Index 25-35% tranche	—		2,370,000		12/20/10	108.65 bp	(96,075)

DJ CDX NA HY Series 9
Index 25-35% tranche	—		4,100,000		12/20/10	305 bp	26,002

DJ CDX NA IG Series 10
Index	76,012		3,960,000		6/20/18	(150 bp)	25,647

DJ CDX NA IG Series 10
Index 30-100% tranche	—	17,856,000			6/20/13	(50 bp)	13,102

General Motors Corp.,
7 1/8%, 7/15/13	—		210,000		9/20/08	620 bp	(2,068)

General Motors Corp.,
7 1/8%, 7/15/13	—		990,000		9/20/08	620 bp	(9,747)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	—		885,000		9/20/17	(67.8 bp)	91,343

Lighthouse
International Co, SA,
8%, 4/30/14	—	EUR	350,000		3/20/13	680 bp	(23,597)

Merrill Lynch & Co.,
5%, 1/15/15	—		$885,000		9/20/17	(59.8 bp)	86,250

Rhodia SA, Euribor +275,
10/15/13	—	EUR	190,000		9/20/13	(367 bp)	6,501

Rhodia SA, Euribor +275,
10/15/13	—	EUR	160,000		9/20/13	(387 bp)	3,499

Wind Acquisition
9 3/4%, 12/1/15	—	EUR	350,000		3/20/13	597 bp	28,847

Wind Acquisition
9 3/4%, 12/1/15	—	EUR	460,000		12/20/10	(340 bp)	(4,151)

JPMorgan Chase Bank, N.A.
Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	—	EUR	350,000		3/20/13	795 bp	35,268

DJ CDX NA HY Series 9
Index 25-35% tranche	—	$2,430,000			12/20/10	105.5 bp	(100,329)

DJ CDX NA IG Series 10
Index	(11,954)		2,000,000		6/20/13	155 bp	2,013

44

Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
DJ CDX NA IG Series 10
Index	$(1,765)		$320,000		6/20/13	155 bp	$470

DJ CDX NA IG Series 9
Index	—		7,840,000	(F)	12/20/12	(13.55 bp)	120,811

DJ iTraxx Europe
Crossover Series 8
Version 1	(187,066)	EUR	1,400,000		12/20/12	(375 bp)	(92,960)

Freeport-McMoRan Copper
& Gold, Inc.	—		$883,300		3/20/12	(85 bp)	(2,588)

Idearc, Inc T/L Bank
Loan	—		400,000		6/20/12	79 bp	(49,699)

iStar Financial, Inc.,
6%, 12/15/10	22,050		315,000	(F)	3/20/09	500 bp	12,927

Republic of Argentina,
8.28%, 12/31/33	—		520,000		6/20/14	235 bp	(94,625)

Republic of Hungary,
4 3/4%, 2/3/15	—		495,000		4/20/13	(171.5 bp)	(9,367)

Republic of Indonesia,
6.75%, 3/10/14	—		700,000		6/20/17	171.5 bp	(70,263)

Republic of Turkey,
11 7/8%, 1/15/30	—		725,000		5/20/17	230 bp	(62,261)

Republic of Turkey,
11 7/8%, 1/15/30	—		535,000		5/20/17	244 bp	(41,095)

Republic of Turkey,
11 7/8%, 1/15/30	—		175,000		10/20/12	154 bp	(8,217)

Russian Federation,
7 1/2%, 3/31/30	—		590,000		5/20/17	60 bp	(26,945)

Russian Federation,
7.5%, 3/31/30	—		825,000		8/20/12	65 bp	(9,468)

Russian Federation,
7.5%, 3/31/30	—		550,000		8/20/17	85 bp	(14,896)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	—		170,000		6/20/13	595 bp	(4,781)

Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	—		60,000	(F)	3/20/13	685 bp	(3,232)

Lehman Brothers Special Financing, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	—		645,000		3/20/09	525 bp	(1,771)

Bear Stearns Co. Inc.,
5.3%, 10/30/15	—		885,000		9/20/17	(77 bp)	17,200

Community Health
Systems, 8 7/8%, 7/15/15	—		160,000		12/20/12	360 bp	(5,688)

DJ ABX HE A Index	417,474		623,000		1/25/38	369 bp	(144,100)

DJ ABX HE A Index	433,680		624,000		1/25/38	369 bp	(128,795)

DJ ABX HE AAA Index	146,418		623,000	(F)	1/25/38	76 bp	(190,671)

DJ ABX HE AAA Index	174,720		624,000	(F)	1/25/38	76 bp	(162,910)

DJ ABX HE AAA Index	330,890		1,141,000	(F)	1/25/38	76 bp	(286,475)

DJ ABX HE PEN AAA Index	20,789		294,071	(F)	5/25/46	11 bp	(22,140)

DJ ABX HE PEN AAA Index	21,293		295,915	(F)	5/25/46	11 bp	(21,906)

DJ ABX NA HE AAA Index	336,683		4,428,687	(F)	7/25/45	18 bp	(25,893)

DJ ABX NA HE AAA Index	132,667		1,716,484	(F)	7/25/45	18 bp	(7,861)

DJ CDX NA CMBX AA Index	(2,060)		65,000	(F)	3/15/49	(15 bp)	13,336

DJ CDX NA HY Series 10
Index	571,106		9,230,000		6/20/13	500 bp	39,068

45

Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued
DJ CDX NA HY Series 10
Index	$793,977		$12,454,545		6/20/13	500 bp	$76,070

DJ CDX NA HY Series 8
Index 35-60% tranche	—		32,486,000		6/20/12	95 bp	(2,542,634)

DJ CDX NA HY Series 8
Index 35-60% tranche	—		6,104,000		6/20/12	104 bp	(457,367)

DJ CDX NA HY Series 9
Index 25-35% tranche	—		9,600,000		12/20/10	104.5 bp	(398,695)

DJ CDX NA HY Series 9
Index 25-35% tranche	—		9,600,000		12/20/10	90 bp	(431,952)

DJ CDX NA HY Series 9
Index 25-35% tranche	—		22,900,000		12/20/10	171 bp	(587,328)

DJ CDX NA HY Series 9
Index 25-35% tranche	—		6,940,000		12/20/10	203 bp	(124,987)

DJ CDX NA HY Series 9
Index 25-35% tranche	—		6,940,000		12/20/10	212 bp	(110,084)

DJ CDX NA HY Series 9
Index, 25-35% tranche	—		8,770,000		12/20/10	163 bp	(241,718)

DJ CDX NA IG Series 10
Index	161,438		10,671,000		6/20/18	(150 bp)	25,720

DJ CDX NA IG Series 10
Index 30-100% tranche	—		9,052,450	(F)	6/20/13	(42 bp)	34,098

DJ CDX NA IG Series 9
Index	(375,905)		8,115,500		12/20/17	(80 bp)	(52,539)

DJ iTraxx Europe
Series 9 Version 1	(67,451)	EUR	485,000		6/20/13	650 bp	(29,562)

DJ LCDX NA Series 9
Index, 30-100% tranche	—		$4,800,000	(F)	12/20/12	96 bp	28,019

Domtar Corp., 7 1/8%,
8/15/15	—		120,000		12/20/11	(250 bp)	1,291

Federal Republic of
Brazil, 12 1/4%, 3/6/30	—		495,000		4/20/13	170 bp	11,736

Freescale
Semiconductor, 8 7/8%,
12/15/14	—		439,000		6/20/12	355 bp	(64,834)

Freescale
Semiconductor, 8 7/8%,
12/15/14	—		439,000		6/20/10	(228 bp)	30,012

General Electric
Capital Corp., 6%,
6/15/12	—		560,000		9/20/13	115 bp	(12,173)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	—		885,000		9/20/17	(58 bp)	49,058

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	—		670,000		9/20/12	45.5 bp	(22,405)

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	—		95,000		3/20/09	610 bp	(849)

Jefferson Smurfit
Corp., 7 1/2%, 6/1/13	—		100,000	(F)	3/20/13	645 bp	(6,714)

MediaCom LLC/ Cap
Corp., 9 1/2%, 1/15/13	—		104,000		6/20/13	740 bp	(2,352)

MediaCom LLC/ Cap
Corp., 9 1/2%, 1/15/13	—		120,000		9/20/13	820 bp	136

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	—		885,000		9/20/17	(60.5 bp)	73,004

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	—		885,000		9/20/12	48 bp	(50,852)

46

Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued
Republic of Argentina,
8.28%, 12/31/33	$—		$187,500		4/20/13	(565 bp)	$3,771

Republic of Argentina,
8.28%, 12/31/33	—		245,000		9/20/12	(469 bp)	10,523

Republic of Argentina,
8.28%, 12/31/33	—		735,000		5/20/17	296 bp	(153,252)

Republic of Ecuador,
10%, 8/15/30	—		415,000		6/20/12	600 bp	7,666

Republic of Ecuador,
10%, 8/15/30	—		207,500		5/20/12	540 bp	1,206

Republic of Peru,
8 3/4%, 11/21/33	—		850,000		10/20/16	215 bp	39,833

Republic of Turkey,
11 7/8%, 1/15/30	—		1,040,000		5/20/17	228 bp	(90,657)

Republic of Venezuela,
9 1/4%, 9/15/27	—		875,000		5/20/12	183 bp	(94,864)

Russian Federation,
7 1/2%, 3/31/30	—		187,500		4/20/13	(112 bp)	(805)

United Mexican States,
7.5%, 4/8/33	—		490,000		4/20/17	67 bp	(22,484)

Wind Acquisition
9 3/4%, 12/1/15	—	EUR	205,000	(F)	12/20/10	(357 bp)	(4,014)

Merrill Lynch Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	—		$900,000		6/20/12	(150 bp)	9,416

D.R. Horton Inc.,
7 7/8%, 8/15/11	—		615,000		9/20/11	(426 bp)	9,433

General Motors Corp.,
7 1/8%, 7/15/13	—		680,000		9/20/08	500 bp	(8,821)

Pulte Homes Inc.,
5.25%, 1/15/14	—		575,000		9/20/11	(482 bp)	(18,361)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—		110,000		6/20/17	295 bp	(12,179)

KinderMorgan, 6 1/2%,
9/1/12	—		1,182,000		9/20/12	(128 bp)	11,109

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	—		350,000		6/20/09	190 bp	(12,771)

Aramark Services, Inc.,
8.5%, 2/1/15	—		105,000		12/20/12	355 bp	(4,856)

Bombardier, Inc,
6 3/4%, 5/1/12	—		450,000		6/20/12	(114 bp)	11,881

Bundesrepublic of
Deutschland, 6%, 6/20/16	—		2,417,000		6/20/18	8 bp	(1,579)

DJ ABX NA CMBX AAA Index	216,739		3,045,000	(F)	3/15/49	7 bp	4,978

DJ ABX NA CMBX BBB Index	40		55,165	(F)	10/12/52	(134 bp)	15,788

DJ CDX NA HY Series 7
Index	45,144		950,400		12/20/09	(325 bp)	56,373

DJ CDX NA HY Series 9
Index	55,260		1,381,500		12/20/12	375 bp	(65,779)

DJ CDX NA IG Series 10
Index	355,996		18,273,000		6/20/18	(150 bp)	123,594

DJ CDX NA IG Series 10
Index 30-100% tranche	—		34,479,000	(F)	6/20/13	(52 bp)	(26,890)

47

Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Morgan Stanley Capital Services, Inc. continued
DJ CDX NA IG Series 10
Index 30-100% tranche	$—	$11,930,000	(F)	6/20/13	(38.6 bp)	$63,373

DJ CDX NA IG Series 7
Index 10-15% tranche	38,400	960,000		12/20/09	0 bp	(75,086)

DJ CMB NA CMBX AA Index	(225,646)	989,000	(F)	10/12/52	(25 bp)	(61,643)

DJ CMB NA CMBX AAA Index	1,241,809	10,352,000	(F)	12/13/49	8 bp	393,786

DJ CMB NA CMBX AAA Index	4,592,651	42,320,500	(F)	2/17/51	35 bp	1,742,199

Dominican Republic,
8 5/8%, 4/20/27	—	850,000		11/20/11	(170 bp)	22,212

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—	110,000		6/20/12	225 bp	(7,259)

Freeport-McMoRan Copper
& Gold, Inc.	—	1,326,500		3/20/12	44 bp	(14,519)

Freeport-McMoRan Copper
& Gold, Inc.	—	441,600		3/20/12	(83 bp)	(995)

Nalco, Co. 7.75%,
11/15/11	—	65,000		9/20/12	330 bp	(1,673)

Nalco, Co. 7.75%,
11/15/11	—	95,000		3/20/13	460 bp	1,342

Republic of Austria,
5 1/4%, 6/20/18	—	2,417,000		1/4/11	(17 bp)	(6,234)

Republic of Venezuela,
9 1/4%, 9/15/27	—	680,000		10/12/12	339 bp	(39,334)

Total						$(5,275,781)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2008:

		Other
	Investments in	financial
Valuation inputs	securities	instruments

Level 1	$19,577	$836,578
Level 2	817,911,121	(23,470,817)
Level 3	9,589,008	—

Total	$827,519,706	$(22,634,239)

Other financial instruments include futures, written options,TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of June 30, 2008:

		Other
	Investments in	financial
	securities	instruments

Balance as of December 31, 2007	$94,703	$—
Accrued discounts/premiums	—	—
Realized gain / loss	(1,079,780)	—
Change in net unrealized
appreciation (depreciation)	1,078,036	—
Net purchases / sales	88	—
Net transfers in and/or out
of Level 3	9,495,961	—

Balance as of June 30, 2008	$9,589,008	$—

Other finnacial instruments include futures, written options,TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
48

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

Putnam VT
Diversified
Income
Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$827,519,706
Foreign currency, at value (Note 1)	2,113,772
Dividends, interest, and other receivables	5,431,150
Receivable for shares of the fund sold	963,345
Receivable for securities sold	469,750
Receivable for sales of delayed delivery securities (Note 1)	228,931,996
Receivable for open forward currency contracts (Note 1)	1,402,998
Receivable for closed forward currency contracts (Note 1)	591,447
Unrealized appreciation on swap contracts (Note 1)	47,101,582
Receivable for closed swap contracts (Note 1)	491,640
Premiums paid on swap contracts (Note 1)	1,214,461
Receivable from Manager (Note 2)	2,143

Total assets	1,116,233,990

Liabilities
Payable to custodian (Note 2)	10,038,990
Payable for variation margin (Note 1)	1,755,790
Payable for securities purchased	1,576,784
Payable for purchases of delayed delivery securities (Note 1)	347,629,489
Payable for shares of the fund repurchased	547,231
Payable for compensation of Manager (Notes 2 and 5)	637,967
Payable for investor servicing fees (Note 2)	11,053
Payable for Trustee compensation and expenses (Note 2)	100,091
Payable for administrative services (Note 2)	1,649
Payable for distribution fees (Note 2)	44,786
Payable for auditing fees	59,576
Payable for open forward currency contracts (Note 1)	818,129
Payable for closed forward currency contracts (Note 1)	236,695
Unrealized depreciation on swap contracts (Note 1)	69,533,847
Payable for open swap contracts (Note 1)	11
Payable for closed swap contracts (Note 1)	8,232
Premiums received on swap contracts (Note 1)	17,045,867
TBA sale commitments, at value (Note 1)	229,169,608
Written options outstanding, at value (Notes 1 and 3)	3,656,054
Collateral on securities loaned, at value (Note 1)	2,386,030
Other accrued expenses	69,679

Total liabilities	685,327,558

Net assets	$430,906,432

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$540,056,970
Undistributed net investment income (loss) (Note 1)	13,362,401
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(95,111,544)
Net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	(27,401,395)

Total — Representing net assets applicable to capital
shares outstanding	$430,906,432

(Continued on next page)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
49

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (Continued)

June 30, 2008 (Unaudited)

Putnam VT
Diversified
Income
Fund

Computation of net asset value Class IA
Net Assets	$211,201,184
Number of shares outstanding	26,569,217
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$7.95

Computation of net asset value Class IB
Net Assets	$219,705,248
Number of shares outstanding	27,910,634
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$7.87

Cost of investments (Note 1):
Unaffiliated issuers	$832,251,945
Value of securities on loan (Note 1)	2,333,924
Cost of foreign currency (Note 1)	2,113,319
Proceeds receivable on TBA sale commitments (Note 1)	228,469,023
Premiums received on written options (Notes 1 and 3)	2,733,218

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
50

PUTNAM VARIABLE TRUST

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Putnam VT
Diversified
Income
Fund

Investment income
Dividends	$3,135
Interest- unaffiliated issuers	19,492,664
Interest- affiliated issuers (Note 5)	79,749
Securities lending	5,970
Less: foreign taxes withheld	(22,921)

Total investment income	19,558,597

Expenses
Compensation of Manager (Note 2)	1,552,919
Investor servicing fees (Note 2)	67,320
Custodian fees (Note 2)	39,061
Trustee compensation and expenses (Note 2)	19,296
Administrative services (Note 2)	15,637
Distribution fees-class IB (Note 2)	271,251
Auditing	96,830
Legal	25,060
Other	80,568
Fees waived and reimbursed by Manager (Notes 2 and 5)	(233,451)

Total expenses	1,934,491

Expense reduction (Note 2)	(40,244)

Net expenses	1,894,247

Net investment income (loss)	17,664,350

Net realized gain (loss) on investments (Notes 1 and 3)	15,448,651
Net realized gain (loss) on futures contracts (Note 1)	710,539
Net realized gain (loss) on swap contracts (Note 1)	(10,800,171)
Net realized gain (loss) on written options (Notes 1 and 3)	4,294,097
Net realized gain (loss) on foreign currency transactions (Note 1)	(2,245,334)
Net unrealized appreciation (depreciation) of assets
and liabilities in foreign currencies during the period	477,613
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the period	(45,046,440)

Net gain (loss) on investments	(37,161,045)

Net increase (decrease) in net assets resulting
from operations	$(19,496,695)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
51

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets

	Putnam VT
	Diversified Income Fund
	Six months ended	Year ended
	June 30	December 31
	2008*	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$17,664,350	$24,684,603
Net realized gain (loss) on investments and
foreign currency transactions	7,407,782	(8,224,980)
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(44,568,827)	3,251,536

Net increase (decrease) in net assets
resulting from operations	(19,496,695)	19,711,159

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(13,071,030)	(14,181,956)
Class IB	(12,116,691)	(9,736,427)
Increase (decrease) from capital share
transactions (Note 4)	1,801,978	(1,817,389)

Total increase (decrease) in net assets	(42,882,438)	(6,024,613)

Net assets:
Beginning of period	473,788,870	479,813,483

End of period	$430,906,432	$473,788,870

Undistributed net investment income (loss),
end of period	$13,362,401	$20,885,772

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
52

THIS PAGE LEFT BLANK INTENTIONALLY

53

PUTNAM VARIABLE TRUST

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	reimbursement	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d)	net assets (%)	(%)

Putnam VT Diversified Income Fund (Class IA)
June 30, 2008†	$8.81	.33(i)	(.70)	(.37)	(.49)	—	(.49)	—	$7.95	(4.20)*	$211,201	.37*(i)	4.02*(i)	81.50*(f)
December 31, 2007	8.89	.46(i)	(.09)	.37	(.45)	—	(.45)	—	8.81	4.31	248,629	.75(i)	5.25(i)	78.65(f)
December 31, 2006	8.86	.44(i)	.11	.55	(.52)	—	(.52)	—	8.89	6.60	291,212	.76(i)	5.12(i)	87.14(f)
December 31, 2005	9.27	.44(i)	(.16)	.28	(.69)	—	(.69)	—	8.86	3.28	348,430	.79(i)	4.96(i)	115.07(f)
December 31, 2004	9.32	.51(i)	.33	.84	(.89)	—	(.89)	—	9.27	9.58	409,381	.80(i)	5.68(i)	79.07
December 31, 2003	8.55	.63	.97	1.60	(.83)	—	(.83)	—	9.32	20.27	449,121.82		7.16	104.06

Putnam VT Diversified Income Fund (Class IB)
June 30, 2008†	$8.70	.32(i)	(.68)	(.36)	(.47)	—	(.47)	—	$7.87	(4.14)*	$219,705	.50*(i)	3.90*(i)	81.50*(f)
December 31, 2007	8.78	.43(i)	(.08)	.35	(.43)	—	(.43)	—	8.70	4.13	225,160	1.00(i)	5.02(i)	78.65(f)
December 31, 2006	8.76	.42(i)	.10	.52	(.50)	—	(.50)	—	8.78	6.29	188,602	1.01(i)	4.86(i)	87.14(f)
December 31, 2005	9.17	.41(i)	(.15)	.26	(.67)	—	(.67)	—	8.76	3.05	160,295	1.04(i)	4.70(i)	115.07(f)
December 31, 2004	9.24	.48(i)	.32	.80	(.87)	—	(.87)	—	9.17	9.20	149,586	1.05(i)	5.41(i)	79.07
December 31, 2003	8.49	.60	.96	1.56	(.81)	—	(.81)	—	9.24	19.91	141,644	1.07	6.86	104.06

† Unaudited.

* Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements (Note 2).

(f ) Portfolio turnover excludes dollar roll transactions.

(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Notes 2 and 5):

Percentage
of average
net assets

June 30, 2008	0.05%

December 31, 2007	0.08

December 31, 2006	0.09

December 31, 2005	0.03

December 31, 2004	0.03

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
54	55

PUTNAM VARIABLE TRUST

Notes to Financial Statements
June 30, 2008 (Unaudited)

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

Putnam VT Diversified Income Fund (the “fund”), is a series of Putnam Variable Trust (the “Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income as Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC, believes is consistent with preservation of capital by allocating its investments across all sectors of the global bond markets and across the credit spectrum. The fund may invest in higher yielding, lower rated bonds that have a higher rate of default. The fund may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain

56

days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the Statement of operations.

D) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each

57

security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss.

When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options

58

are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

H) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

I) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counter-party defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

J) Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

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K) TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

L) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

M) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

N) Securities lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At June 30, 2008, the value of securities loaned amounted to $2,333,924. The fund received cash collateral of $2,386,030 which is pooled with collateral of other Putnam funds into 65 issues of short-term investments.

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O) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 2007, the fund had a capital loss carryover of $103,983,012 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover	Expiration

$17,509,545	December 31, 2008
35,797,191	December 31, 2009
39,497,485	December 31, 2010
888,100	December 31, 2013
10,290,691	December 31, 2015

The aggregate identified cost on a tax basis is $833,093,621, resulting in gross unrealized appreciation and depreciation of $21,926,592 and $27,500,507, respectively, or net unrealized depreciation of $5,573,915.

P) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Q) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

R) Beneficial interest At June 30, 2008, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 82.2% of the fund is owned by accounts of one group of insurance companies.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND OTHER TRANSACTIONS

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through June 30, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses for the fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses.

For the period ended June 30, 2008, Putnam Management waived $231,592 of its management fee from the fund.

Putnam Investments Limited (“PIL”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as

61

determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Putnam Investor Services was paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund’s average net assets. During the period ended June 30, 2008, the fund incurred $67,320 for investor servicing agent functions provided by PFTC.

Under the custodian contract between the fund and State Street, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund’s investment restrictions to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At June 30, 2008, the payable to the custodian bank represents the amount due for cash advanced for the settlement of securities purchased.

The fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. For the six months ended June 30, 2008, the fund’s expenses were reduced by $40,244 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $369, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Put-nam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

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NOTE 3
PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2008, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term investments aggregated $41,114,394 and $77,223,138, respectively. Purchases and sales of U.S. government securities aggregated $363,419,755 and $306,274,928, respectively.

Written option transactions during the period ended June 30, 2008 are summarized as follows:

		Contract Amounts	Premiums Received

Written options outstanding at beginning of period	USD	449,994,000	$9,628,740
	EUR	4,020,000	$163,663

Options opened	USD	192,118,000	4,276,942
	EUR	—	—
Options exercised	USD	—	—
	EUR	—	—
Options expired	USD	(335,258,000)	(6,781,892)
	EUR	—	—
Options closed	USD	(237,224,000)	(4,390,572)
	EUR	(4,020,000)	(163,663)

Written options outstanding at end of period	USD	69,630,000	$2,733,218
	EUR	—	$—

NOTE 4
CAPITAL SHARES

At June 30, 2008, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Six months ended June 30		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT Diversified Income Fund Class IA
Shares sold	116,635	$1,008,720	622,192	$5,457,266
Shares issued in connection with reinvestment of distributions	1,640,029	13,071,030	1,656,771	14,181,956

	1,756,664	14,079,750	2,278,963	19,639,222
Shares repurchased	(3,422,733)	(28,417,991)	(6,805,699)	(59,307,236)

Net decrease	(1,666,069)	$(14,338,241)	(4,526,736)	$(39,668,014)

Putnam VT Diversified Income Fund Class IB
Shares sold	3,135,116	$25,758,802	7,156,861	$61,674,199
Shares issued in connection with reinvestment of distributions	1,535,702	12,116,691	1,149,519	9,736,427

	4,670,818	37,875,493	8,306,380	71,410,626
Shares repurchased	(2,639,893)	(21,735,274)	(3,903,885)	(33,560,001)

Net increase	2,030,925	$16,140,219	4,402,495	$37,850,625

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NOTE 5
INVESTMENT IN PUTNAM PRIME MONEY

MARKET FUND

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended June 30, 2008, management fees paid were reduced by $1,859 relating to the fund’s investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the Statement of operations and totaled $79,749 for the period ended June 30, 2008. During the period ended June 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $74,825,108 and $84,673,698, respectively.

NOTE 6
SENIOR LOAN COMMITMENTS

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

NOTE 7
UNFUNDED LOAN COMMITMENTS

As of June 30, 2008, the fund had unfunded loan commitments of $204,437, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded Commitments

Community Health Systems, Inc.	$ 22,292
Golden Nugget, Inc.	41,818
Hub International, Ltd.	5,327
NRG Energy, Inc.	135,000
Total	$204,437

NOTE 8
REGULATORY MATTERS AND LITIGATION

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

In August 2008, the fund recorded a receivable from Put-nam Management for the amount of $13,092 related to restitution payments in connection with a distribution plan approved by the SEC.

NOTE 9
NEW ACCOUNTING PRONOUNCEMENT

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133 (“SFAS 133”), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

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Putnam Variable Trust

FUND INFORMATION

Investment Manager
Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

Investment Sub-Manager
Putnam Investments Limited
57–59 St James's Street
London, England SW1A 1LD

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Investor Servicing Agent
Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203
1-800-225-1581

Custodian
State Street Bank and Trust Company

Legal Counsel
Ropes & Gray LLP

Trustees
John A. Hill, *Chairman*
Jameson Adkins Baxter, *Vice Chairman*
Charles B. Curtis
Robert J. Darretta
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
Kenneth R. Leibler
Robert E. Patterson
George Putnam, III
Richard B. Worley

PUTNAM INVESTMENTS

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.

252141 8/08

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: August 28, 2008

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 28, 2008